Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE MUNICIPALS TRUST
Entity Central Index Key	0000778365
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000013133
Shareholder Report [Line Items]
Fund Name	Eaton Vance Arizona Municipal Income Fund
Class Name	Class A
Trading Symbol	ETAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Arizona Municipal Income Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	0.73%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight allocation to bonds with 4% coupon rates detracted from Index-relative returns during the period

↓ An overweight exposure to, and security selections in bonds with 17+ years to maturity also hurt performance

↓ An overweight exposure to, and security selections in the special tax sector, which underperformed the Index, also weighed on Index-relative returns

↑ In contrast, an underweight position in bonds with 22+ years remaining to maturity helped as longer-maturity bonds underperformed shorter-maturity bonds

↑ Out-of-Index exposures to variable-rate demand notes — typically considered defensive investments — contributed to returns

↑ An out-of-Index allocation to taxable municipal bonds helped as taxable municipal bonds generally outperformed tax-exempt municipal bonds

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Arizona Municipal Bond Index
7/15	$9,675	$10,000	$10,000
8/15	$9,683	$10,020	$10,020
9/15	$9,732	$10,092	$10,094
10/15	$9,771	$10,132	$10,140
11/15	$9,840	$10,173	$10,169
12/15	$9,941	$10,244	$10,228
1/16	$10,041	$10,366	$10,362
2/16	$10,016	$10,383	$10,381
3/16	$10,084	$10,416	$10,406
4/16	$10,172	$10,492	$10,481
5/16	$10,209	$10,520	$10,496
6/16	$10,350	$10,688	$10,642
7/16	$10,313	$10,694	$10,652
8/16	$10,381	$10,709	$10,649
9/16	$10,343	$10,655	$10,601
10/16	$10,253	$10,544	$10,509
11/16	$9,898	$10,150	$10,157
12/16	$10,009	$10,270	$10,267
1/17	$10,034	$10,337	$10,332
2/17	$10,082	$10,409	$10,412
3/17	$10,108	$10,432	$10,429
4/17	$10,178	$10,507	$10,516
5/17	$10,331	$10,674	$10,672
6/17	$10,292	$10,636	$10,627
7/17	$10,349	$10,722	$10,700
8/17	$10,417	$10,803	$10,773
9/17	$10,399	$10,748	$10,707
10/17	$10,391	$10,775	$10,736
11/17	$10,362	$10,717	$10,665
12/17	$10,496	$10,829	$10,782
1/18	$10,369	$10,702	$10,652
2/18	$10,318	$10,670	$10,617
3/18	$10,366	$10,709	$10,661
4/18	$10,336	$10,671	$10,623
5/18	$10,465	$10,793	$10,735
6/18	$10,483	$10,802	$10,750
7/18	$10,508	$10,828	$10,767
8/18	$10,510	$10,856	$10,790
9/18	$10,457	$10,786	$10,722
10/18	$10,392	$10,719	$10,665
11/18	$10,484	$10,838	$10,779
12/18	$10,587	$10,968	$10,899
1/19	$10,667	$11,051	$10,982
2/19	$10,726	$11,110	$11,037
3/19	$10,863	$11,286	$11,204
4/19	$10,910	$11,328	$11,244
5/19	$11,024	$11,484	$11,384
6/19	$11,059	$11,527	$11,423
7/19	$11,151	$11,619	$11,519
8/19	$11,300	$11,803	$11,691
9/19	$11,220	$11,708	$11,579
10/19	$11,220	$11,729	$11,611
11/19	$11,233	$11,758	$11,637
12/19	$11,259	$11,794	$11,670
1/20	$11,446	$12,006	$11,878
2/20	$11,600	$12,161	$12,036
3/20	$11,219	$11,720	$11,557
4/20	$11,071	$11,573	$11,505
5/20	$11,423	$11,941	$11,861
6/20	$11,473	$12,039	$11,936
7/20	$11,639	$12,242	$12,104
8/20	$11,583	$12,185	$12,052
9/20	$11,586	$12,187	$12,056
10/20	$11,551	$12,151	$12,020
11/20	$11,717	$12,334	$12,198
12/20	$11,788	$12,409	$12,261
1/21	$11,830	$12,488	$12,315
2/21	$11,625	$12,290	$12,139
3/21	$11,681	$12,366	$12,212
4/21	$11,772	$12,469	$12,300
5/21	$11,827	$12,506	$12,330
6/21	$11,846	$12,541	$12,349
7/21	$11,924	$12,645	$12,453
8/21	$11,894	$12,598	$12,420
9/21	$11,793	$12,507	$12,330
10/21	$11,776	$12,471	$12,301
11/21	$11,857	$12,577	$12,397
12/21	$11,865	$12,597	$12,412
1/22	$11,582	$12,253	$12,084
2/22	$11,530	$12,209	$12,051
3/22	$11,222	$11,813	$11,668
4/22	$10,964	$11,486	$11,331
5/22	$11,046	$11,657	$11,490
6/22	$10,922	$11,466	$11,314
7/22	$11,138	$11,769	$11,597
8/22	$10,926	$11,511	$11,362
9/22	$10,579	$11,069	$10,919
10/22	$10,516	$10,977	$10,827
11/22	$10,909	$11,490	$11,299
12/22	$10,921	$11,523	$11,351
1/23	$11,192	$11,854	$11,647
2/23	$10,945	$11,586	$11,392
3/23	$11,158	$11,843	$11,636
4/23	$11,146	$11,816	$11,598
5/23	$11,060	$11,714	$11,502
6/23	$11,150	$11,831	$11,583
7/23	$11,164	$11,878	$11,645
8/23	$11,053	$11,707	$11,488
9/23	$10,778	$11,364	$11,176
10/23	$10,617	$11,267	$11,096
11/23	$11,293	$11,983	$11,754
12/23	$11,564	$12,261	$12,037
1/24	$11,541	$12,198	$11,964
2/24	$11,558	$12,214	$11,989
3/24	$11,549	$12,214	$11,977
4/24	$11,438	$12,062	$11,848
5/24	$11,455	$12,027	$11,831
6/24	$11,641	$12,211	$12,010
7/24	$11,738	$12,323	$12,106
8/24	$11,796	$12,420	$12,201
9/24	$11,906	$12,543	$12,305
10/24	$11,767	$12,360	$12,139
11/24	$11,944	$12,573	$12,339
12/24	$11,778	$12,390	$12,168
1/25	$11,796	$12,452	$12,236
2/25	$11,906	$12,576	$12,356
3/25	$11,699	$12,363	$12,171
4/25	$11,612	$12,263	$12,081
5/25	$11,551	$12,271	$12,084
6/25	$11,624	$12,347	$12,157
7/25	$11,575	$12,322	$12,148

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	(1.40)%	(0.11)%	1.81%
Class A with 3.25% Maximum Sales Charge	(4.57)%	(0.76)%	1.47%
Bloomberg Municipal Bond Index	(0.00)%Footnote Reference*	0.13%	2.11%
Bloomberg Arizona Municipal Bond Index	0.35%	0.07%	1.96%
Footnote	Description
Footnote*	Amount is less than 0.005% or (0.005)%, as applicable.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

AssetsNet	$ 94,173,358
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 297,753
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$94,173,358
# of Portfolio Holdings	105
Portfolio Turnover Rate	68%
Total Advisory Fees Paid	$297,753

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.0%
BB	2.6%
BBB	8.2%
A	12.5%
AA	55.3%
AAA	15.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	4.7%
Transportation	3.6%
Electric Utilities	5.1%
Industrial Development Revenue	6.0%
Housing	8.7%
Water and Sewer	9.8%
Hospital	10.0%
Special Tax Revenue	15.1%
Education	15.7%
General Obligations	21.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013135
Shareholder Report [Line Items]
Fund Name	Eaton Vance Arizona Municipal Income Fund
Class Name	Class C
Trading Symbol	ECAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Arizona Municipal Income Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$146	1.48%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight allocation to bonds with 4% coupon rates detracted from Index-relative returns during the period

↓ An overweight exposure to, and security selections in bonds with 17+ years to maturity also hurt performance

↓ An overweight exposure to, and security selections in the special tax sector, which underperformed the Index, also weighed on Index-relative returns

↑ In contrast, an underweight position in bonds with 22+ years remaining to maturity helped as longer-maturity bonds underperformed shorter-maturity bonds

↑ Out-of-Index exposures to variable-rate demand notes — typically considered defensive investments — contributed to returns

↑ An out-of-Index allocation to taxable municipal bonds helped as taxable municipal bonds generally outperformed tax-exempt municipal bonds

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg Arizona Municipal Bond Index
7/15	$10,000	$10,000	$10,000
8/15	$9,995	$10,020	$10,020
9/15	$10,047	$10,092	$10,094
10/15	$10,079	$10,132	$10,140
11/15	$10,150	$10,173	$10,169
12/15	$10,249	$10,244	$10,228
1/16	$10,339	$10,366	$10,362
2/16	$10,312	$10,383	$10,381
3/16	$10,370	$10,416	$10,406
4/16	$10,449	$10,492	$10,481
5/16	$10,479	$10,520	$10,496
6/16	$10,624	$10,688	$10,642
7/16	$10,577	$10,694	$10,652
8/16	$10,644	$10,709	$10,649
9/16	$10,596	$10,655	$10,601
10/16	$10,499	$10,544	$10,509
11/16	$10,130	$10,150	$10,157
12/16	$10,238	$10,270	$10,267
1/17	$10,257	$10,337	$10,332
2/17	$10,298	$10,409	$10,412
3/17	$10,318	$10,432	$10,429
4/17	$10,388	$10,507	$10,516
5/17	$10,524	$10,674	$10,672
6/17	$10,485	$10,636	$10,627
7/17	$10,533	$10,722	$10,700
8/17	$10,601	$10,803	$10,773
9/17	$10,580	$10,748	$10,707
10/17	$10,559	$10,775	$10,736
11/17	$10,519	$10,717	$10,665
12/17	$10,647	$10,829	$10,782
1/18	$10,517	$10,702	$10,652
2/18	$10,458	$10,670	$10,617
3/18	$10,496	$10,709	$10,661
4/18	$10,466	$10,671	$10,623
5/18	$10,589	$10,793	$10,735
6/18	$10,592	$10,802	$10,750
7/18	$10,621	$10,828	$10,767
8/18	$10,619	$10,856	$10,790
9/18	$10,556	$10,786	$10,722
10/18	$10,483	$10,719	$10,665
11/18	$10,572	$10,838	$10,779
12/18	$10,672	$10,968	$10,899
1/19	$10,729	$11,051	$10,982
2/19	$10,789	$11,110	$11,037
3/19	$10,929	$11,286	$11,204
4/19	$10,957	$11,328	$11,244
5/19	$11,066	$11,484	$11,384
6/19	$11,104	$11,527	$11,423
7/19	$11,182	$11,619	$11,519
8/19	$11,332	$11,803	$11,691
9/19	$11,245	$11,708	$11,579
10/19	$11,240	$11,729	$11,611
11/19	$11,237	$11,758	$11,637
12/19	$11,256	$11,794	$11,670
1/20	$11,441	$12,006	$11,878
2/20	$11,586	$12,161	$12,036
3/20	$11,198	$11,720	$11,557
4/20	$11,041	$11,573	$11,505
5/20	$11,384	$11,941	$11,861
6/20	$11,425	$12,039	$11,936
7/20	$11,590	$12,242	$12,104
8/20	$11,525	$12,185	$12,052
9/20	$11,512	$12,187	$12,056
10/20	$11,477	$12,151	$12,020
11/20	$11,642	$12,334	$12,198
12/20	$11,701	$12,409	$12,261
1/21	$11,733	$12,488	$12,315
2/21	$11,524	$12,290	$12,139
3/21	$11,569	$12,366	$12,212
4/21	$11,645	$12,469	$12,300
5/21	$11,698	$12,506	$12,330
6/21	$11,710	$12,541	$12,349
7/21	$11,784	$12,645	$12,453
8/21	$11,741	$12,598	$12,420
9/21	$11,635	$12,507	$12,330
10/21	$11,615	$12,471	$12,301
11/21	$11,693	$12,577	$12,397
12/21	$11,683	$12,597	$12,412
1/22	$11,405	$12,253	$12,084
2/22	$11,345	$12,209	$12,051
3/22	$11,035	$11,813	$11,668
4/22	$10,769	$11,486	$11,331
5/22	$10,848	$11,657	$11,490
6/22	$10,712	$11,466	$11,314
7/22	$10,930	$11,769	$11,597
8/22	$10,706	$11,511	$11,362
9/22	$10,364	$11,069	$10,919
10/22	$10,293	$10,977	$10,827
11/22	$10,678	$11,490	$11,299
12/22	$10,673	$11,523	$11,351
1/23	$10,929	$11,854	$11,647
2/23	$10,687	$11,586	$11,392
3/23	$10,879	$11,843	$11,636
4/23	$10,865	$11,816	$11,598
5/23	$10,775	$11,714	$11,502
6/23	$10,861	$11,831	$11,583
7/23	$10,868	$11,878	$11,645
8/23	$10,756	$11,707	$11,488
9/23	$10,479	$11,364	$11,176
10/23	$10,311	$11,267	$11,096
11/23	$10,966	$11,983	$11,754
12/23	$11,220	$12,261	$12,037
1/24	$11,196	$12,198	$11,964
2/24	$11,196	$12,214	$11,989
3/24	$11,183	$12,214	$11,977
4/24	$11,072	$12,062	$11,848
5/24	$11,071	$12,027	$11,831
6/24	$11,252	$12,211	$12,010
7/24	$11,343	$12,323	$12,106
8/24	$11,389	$12,420	$12,201
9/24	$11,492	$12,543	$12,305
10/24	$11,345	$12,360	$12,139
11/24	$11,505	$12,573	$12,339
12/24	$11,335	$12,390	$12,168
1/25	$11,357	$12,452	$12,236
2/25	$11,450	$12,576	$12,356
3/25	$11,255	$12,363	$12,171
4/25	$11,164	$12,263	$12,081
5/25	$11,084	$12,271	$12,084
6/25	$11,155	$12,347	$12,157
7/25	$11,268	$12,322	$12,148

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(2.17)%	(0.87)%	1.20%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(3.13)%	(0.87)%	1.20%
Bloomberg Municipal Bond Index	(0.00)%Footnote Reference*	0.13%	2.11%
Bloomberg Arizona Municipal Bond Index	0.35%	0.07%	1.96%
Footnote	Description
Footnote*	Amount is less than 0.005% or (0.005)%, as applicable.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

AssetsNet	$ 94,173,358
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 297,753
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$94,173,358
# of Portfolio Holdings	105
Portfolio Turnover Rate	68%
Total Advisory Fees Paid	$297,753

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.0%
BB	2.6%
BBB	8.2%
A	12.5%
AA	55.3%
AAA	15.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	4.7%
Transportation	3.6%
Electric Utilities	5.1%
Industrial Development Revenue	6.0%
Housing	8.7%
Water and Sewer	9.8%
Hospital	10.0%
Special Tax Revenue	15.1%
Education	15.7%
General Obligations	21.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000092720
Shareholder Report [Line Items]
Fund Name	Eaton Vance Arizona Municipal Income Fund
Class Name	Class I
Trading Symbol	EIAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Arizona Municipal Income Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.53%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight allocation to bonds with 4% coupon rates detracted from Index-relative returns during the period

↓ An overweight exposure to, and security selections in bonds with 17+ years to maturity also hurt performance

↓ An overweight exposure to, and security selections in the special tax sector, which underperformed the Index, also weighed on Index-relative returns

↑ In contrast, an underweight position in bonds with 22+ years remaining to maturity helped as longer-maturity bonds underperformed shorter-maturity bonds

↑ Out-of-Index exposures to variable-rate demand notes — typically considered defensive investments — contributed to returns

↑ An out-of-Index allocation to taxable municipal bonds helped as taxable municipal bonds generally outperformed tax-exempt municipal bonds

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg Arizona Municipal Bond Index
7/15	$1,000,000	$1,000,000	$1,000,000
8/15	$1,000,992	$1,001,964	$1,002,041
9/15	$1,006,256	$1,009,222	$1,009,368
10/15	$1,010,395	$1,013,234	$1,013,976
11/15	$1,017,761	$1,017,263	$1,016,915
12/15	$1,028,302	$1,024,410	$1,022,790
1/16	$1,037,838	$1,036,633	$1,036,181
2/16	$1,036,461	$1,038,263	$1,038,123
3/16	$1,043,610	$1,041,552	$1,040,647
4/16	$1,052,987	$1,049,211	$1,048,084
5/16	$1,055,905	$1,052,048	$1,049,610
6/16	$1,071,719	$1,068,785	$1,064,150
7/16	$1,066,987	$1,069,438	$1,065,219
8/16	$1,075,243	$1,070,881	$1,064,850
9/16	$1,071,539	$1,065,536	$1,060,116
10/16	$1,062,375	$1,054,357	$1,050,912
11/16	$1,025,806	$1,015,035	$1,015,722
12/16	$1,037,407	$1,026,951	$1,026,693
1/17	$1,040,173	$1,033,721	$1,033,203
2/17	$1,045,345	$1,040,899	$1,041,232
3/17	$1,048,233	$1,043,159	$1,042,936
4/17	$1,055,594	$1,050,728	$1,051,613
5/17	$1,071,671	$1,067,404	$1,067,215
6/17	$1,067,821	$1,063,576	$1,062,671
7/17	$1,073,951	$1,072,181	$1,070,037
8/17	$1,081,157	$1,080,340	$1,077,303
9/17	$1,079,433	$1,074,847	$1,070,721
10/17	$1,078,825	$1,077,471	$1,073,618
11/17	$1,076,011	$1,071,702	$1,066,496
12/17	$1,090,134	$1,082,903	$1,078,150
1/18	$1,077,065	$1,070,154	$1,065,203
2/18	$1,071,990	$1,066,957	$1,061,738
3/18	$1,077,070	$1,070,895	$1,066,059
4/18	$1,074,172	$1,067,073	$1,062,261
5/18	$1,087,751	$1,079,292	$1,073,450
6/18	$1,089,778	$1,080,214	$1,075,042
7/18	$1,092,625	$1,082,835	$1,076,732
8/18	$1,093,037	$1,085,616	$1,079,020
9/18	$1,087,621	$1,078,587	$1,072,201
10/18	$1,081,050	$1,071,945	$1,066,505
11/18	$1,090,794	$1,083,810	$1,077,929
12/18	$1,101,737	$1,096,787	$1,089,881
1/19	$1,110,239	$1,105,077	$1,098,234
2/19	$1,116,532	$1,110,994	$1,103,683
3/19	$1,131,005	$1,128,557	$1,120,375
4/19	$1,136,080	$1,132,798	$1,124,426
5/19	$1,148,173	$1,148,415	$1,138,417
6/19	$1,152,011	$1,152,656	$1,142,294
7/19	$1,161,800	$1,161,945	$1,151,883
8/19	$1,177,491	$1,180,273	$1,169,053
9/19	$1,169,356	$1,170,812	$1,157,932
10/19	$1,169,561	$1,172,910	$1,161,055
11/19	$1,171,072	$1,175,844	$1,163,685
12/19	$1,173,962	$1,179,433	$1,167,027
1/20	$1,193,741	$1,200,624	$1,187,773
2/20	$1,209,957	$1,216,107	$1,203,635
3/20	$1,170,464	$1,171,995	$1,155,675
4/20	$1,155,224	$1,157,286	$1,150,533
5/20	$1,192,194	$1,194,101	$1,186,097
6/20	$1,197,618	$1,203,929	$1,193,582
7/20	$1,215,204	$1,224,206	$1,210,420
8/20	$1,209,525	$1,218,462	$1,205,222
9/20	$1,208,790	$1,218,720	$1,205,578
10/20	$1,206,572	$1,215,059	$1,202,002
11/20	$1,224,120	$1,233,396	$1,219,844
12/20	$1,231,651	$1,240,909	$1,226,098
1/21	$1,236,301	$1,248,817	$1,231,538
2/21	$1,215,075	$1,228,975	$1,213,927
3/21	$1,221,092	$1,236,554	$1,221,201
4/21	$1,230,833	$1,246,926	$1,229,986
5/21	$1,236,760	$1,250,646	$1,233,030
6/21	$1,238,956	$1,254,080	$1,234,921
7/21	$1,247,279	$1,264,481	$1,245,250
8/21	$1,244,365	$1,259,841	$1,242,043
9/21	$1,234,005	$1,250,749	$1,232,998
10/21	$1,232,480	$1,247,091	$1,230,065
11/21	$1,241,147	$1,257,708	$1,239,702
12/21	$1,242,183	$1,259,737	$1,241,167
1/22	$1,212,741	$1,225,254	$1,208,428
2/22	$1,207,527	$1,220,865	$1,205,086
3/22	$1,175,480	$1,181,288	$1,166,781
4/22	$1,148,623	$1,148,614	$1,133,091
5/22	$1,157,400	$1,165,677	$1,149,010
6/22	$1,144,548	$1,146,585	$1,131,424
7/22	$1,167,410	$1,176,880	$1,159,748
8/22	$1,145,359	$1,151,087	$1,136,152
9/22	$1,109,232	$1,106,907	$1,091,936
10/22	$1,102,802	$1,097,702	$1,082,669
11/22	$1,144,233	$1,149,045	$1,129,892
12/22	$1,145,673	$1,152,335	$1,135,088
1/23	$1,174,324	$1,185,436	$1,164,659
2/23	$1,148,587	$1,158,630	$1,139,186
3/23	$1,171,039	$1,184,338	$1,163,560
4/23	$1,170,045	$1,181,632	$1,159,777
5/23	$1,161,238	$1,171,393	$1,150,170
6/23	$1,170,876	$1,183,127	$1,158,253
7/23	$1,172,479	$1,187,807	$1,164,532
8/23	$1,161,025	$1,170,707	$1,148,754
9/23	$1,132,362	$1,136,395	$1,117,615
10/23	$1,115,593	$1,126,725	$1,109,618
11/23	$1,186,881	$1,198,251	$1,175,399
12/23	$1,215,477	$1,226,100	$1,203,656
1/24	$1,213,323	$1,219,838	$1,196,362
2/24	$1,215,299	$1,221,405	$1,198,857
3/24	$1,214,563	$1,221,366	$1,197,690
4/24	$1,203,075	$1,206,240	$1,184,769
5/24	$1,205,087	$1,202,702	$1,183,094
6/24	$1,224,854	$1,221,137	$1,201,041
7/24	$1,235,297	$1,232,267	$1,210,574
8/24	$1,241,552	$1,241,985	$1,220,128
9/24	$1,253,331	$1,254,260	$1,230,501
10/24	$1,238,965	$1,235,972	$1,213,874
11/24	$1,257,736	$1,257,322	$1,233,933
12/24	$1,240,527	$1,239,017	$1,216,777
1/25	$1,242,570	$1,245,227	$1,223,597
2/25	$1,254,435	$1,257,574	$1,235,614
3/25	$1,232,822	$1,236,261	$1,217,104
4/25	$1,223,796	$1,226,301	$1,208,092
5/25	$1,217,569	$1,227,089	$1,208,418
6/25	$1,225,463	$1,234,728	$1,215,664
7/25	$1,220,493	$1,232,234	$1,214,774

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	(1.20)%	0.09%	2.01%
Bloomberg Municipal Bond Index	(0.00)%Footnote Reference*	0.13%	2.11%
Bloomberg Arizona Municipal Bond Index	0.35%	0.07%	1.96%
Footnote	Description
Footnote*	Amount is less than 0.005% or (0.005)%, as applicable.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

AssetsNet	$ 94,173,358
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 297,753
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$94,173,358
# of Portfolio Holdings	105
Portfolio Turnover Rate	68%
Total Advisory Fees Paid	$297,753

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.0%
BB	2.6%
BBB	8.2%
A	12.5%
AA	55.3%
AAA	15.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	4.7%
Transportation	3.6%
Electric Utilities	5.1%
Industrial Development Revenue	6.0%
Housing	8.7%
Water and Sewer	9.8%
Hospital	10.0%
Special Tax Revenue	15.1%
Education	15.7%
General Obligations	21.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013173
Shareholder Report [Line Items]
Fund Name	Eaton Vance Connecticut Municipal Income Fund
Class Name	Class A
Trading Symbol	ETCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Connecticut Municipal Income Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.75%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight allocation to bonds with 4% coupon rates detracted from Index-relative returns during the period

↓ An overweight exposure to bonds with 17+ years to maturity detracted from performance relative to the Index during the period

↓ An underweight position and security selection in A-rated bonds hurt Index-relative returns as A-rated bonds generally outperformed higher-rated bonds

↑ In contrast, an underweight exposure to, and security selections in the special tax sector, contributed to the Fund’s performance during the period

↑ An overweight exposure to, and security selections in bonds with 8-12 years remaining to maturity also contributed to performance

↑ Out-of-Index exposures to variable-rate demand notes — typically considered defensive investments — contributed to returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Connecticut Municipal Bond Index
7/15	$9,675	$10,000	$10,000
8/15	$9,674	$10,020	$10,024
9/15	$9,740	$10,092	$10,094
10/15	$9,777	$10,132	$10,129
11/15	$9,824	$10,173	$10,158
12/15	$9,890	$10,244	$10,226
1/16	$10,013	$10,366	$10,351
2/16	$10,032	$10,383	$10,360
3/16	$10,069	$10,416	$10,364
4/16	$10,136	$10,492	$10,431
5/16	$10,135	$10,520	$10,440
6/16	$10,279	$10,688	$10,589
7/16	$10,277	$10,694	$10,597
8/16	$10,353	$10,709	$10,595
9/16	$10,331	$10,655	$10,537
10/16	$10,250	$10,544	$10,418
11/16	$9,951	$10,150	$10,070
12/16	$10,006	$10,270	$10,165
1/17	$10,033	$10,337	$10,226
2/17	$10,080	$10,409	$10,291
3/17	$10,097	$10,432	$10,286
4/17	$10,183	$10,507	$10,378
5/17	$10,271	$10,674	$10,495
6/17	$10,228	$10,636	$10,414
7/17	$10,285	$10,722	$10,486
8/17	$10,332	$10,803	$10,574
9/17	$10,329	$10,748	$10,518
10/17	$10,306	$10,775	$10,554
11/17	$10,252	$10,717	$10,494
12/17	$10,331	$10,829	$10,560
1/18	$10,265	$10,702	$10,466
2/18	$10,222	$10,670	$10,442
3/18	$10,239	$10,709	$10,452
4/18	$10,216	$10,671	$10,433
5/18	$10,295	$10,793	$10,544
6/18	$10,313	$10,802	$10,558
7/18	$10,370	$10,828	$10,604
8/18	$10,395	$10,856	$10,624
9/18	$10,337	$10,786	$10,570
10/18	$10,280	$10,719	$10,528
11/18	$10,369	$10,838	$10,635
12/18	$10,470	$10,968	$10,754
1/19	$10,537	$11,051	$10,846
2/19	$10,586	$11,110	$10,915
3/19	$10,696	$11,286	$11,092
4/19	$10,712	$11,328	$11,141
5/19	$10,833	$11,484	$11,291
6/19	$10,880	$11,527	$11,347
7/19	$10,970	$11,619	$11,457
8/19	$11,113	$11,803	$11,600
9/19	$11,044	$11,708	$11,501
10/19	$11,049	$11,729	$11,537
11/19	$11,053	$11,758	$11,566
12/19	$11,079	$11,794	$11,597
1/20	$11,242	$12,006	$11,791
2/20	$11,366	$12,161	$11,909
3/20	$11,043	$11,720	$11,544
4/20	$10,873	$11,573	$11,389
5/20	$11,149	$11,941	$11,747
6/20	$11,240	$12,039	$11,863
7/20	$11,407	$12,242	$12,065
8/20	$11,364	$12,185	$12,034
9/20	$11,375	$12,187	$12,050
10/20	$11,354	$12,151	$12,028
11/20	$11,500	$12,334	$12,174
12/20	$11,578	$12,409	$12,215
1/21	$11,644	$12,488	$12,266
2/21	$11,467	$12,290	$12,104
3/21	$11,511	$12,366	$12,173
4/21	$11,590	$12,469	$12,240
5/21	$11,634	$12,506	$12,278
6/21	$11,656	$12,541	$12,295
7/21	$11,744	$12,645	$12,403
8/21	$11,707	$12,598	$12,362
9/21	$11,615	$12,507	$12,293
10/21	$11,590	$12,471	$12,250
11/21	$11,678	$12,577	$12,326
12/21	$11,675	$12,597	$12,336
1/22	$11,411	$12,253	$12,034
2/22	$11,352	$12,209	$11,997
3/22	$11,063	$11,813	$11,644
4/22	$10,798	$11,486	$11,389
5/22	$10,897	$11,657	$11,549
6/22	$10,723	$11,466	$11,441
7/22	$10,998	$11,769	$11,718
8/22	$10,720	$11,511	$11,493
9/22	$10,362	$11,069	$11,137
10/22	$10,304	$10,977	$11,084
11/22	$10,803	$11,490	$11,507
12/22	$10,803	$11,523	$11,554
1/23	$11,082	$11,854	$11,824
2/23	$10,826	$11,586	$11,596
3/23	$11,049	$11,843	$11,848
4/23	$11,038	$11,816	$11,790
5/23	$10,933	$11,714	$11,687
6/23	$11,017	$11,831	$11,786
7/23	$11,043	$11,878	$11,813
8/23	$10,903	$11,707	$11,699
9/23	$10,598	$11,364	$11,405
10/23	$10,446	$11,267	$11,363
11/23	$11,153	$11,983	$11,945
12/23	$11,431	$12,261	$12,181
1/24	$11,411	$12,198	$12,123
2/24	$11,427	$12,214	$12,140
3/24	$11,419	$12,214	$12,135
4/24	$11,314	$12,062	$12,000
5/24	$11,306	$12,027	$11,918
6/24	$11,469	$12,211	$12,090
7/24	$11,558	$12,323	$12,210
8/24	$11,624	$12,420	$12,319
9/24	$11,740	$12,543	$12,426
10/24	$11,586	$12,360	$12,246
11/24	$11,764	$12,573	$12,400
12/24	$11,608	$12,390	$12,269
1/25	$11,661	$12,452	$12,364
2/25	$11,777	$12,576	$12,481
3/25	$11,546	$12,363	$12,321
4/25	$11,516	$12,263	$12,241
5/25	$11,458	$12,271	$12,302
6/25	$11,563	$12,347	$12,421
7/25	$11,522	$12,322	$12,433

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	(0.36)%	0.19%	1.76%
Class A with 3.25% Maximum Sales Charge	(3.61)%	(0.47)%	1.43%
Bloomberg Municipal Bond Index	(0.00)%Footnote Reference*	0.13%	2.11%
Bloomberg Connecticut Municipal Bond Index	1.83%	0.60%	2.20%
Footnote	Description
Footnote*	Amount is less than 0.005% or (0.005)%, as applicable.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

AssetsNet	$ 123,463,306
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 421,248
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$123,463,306
# of Portfolio Holdings	156
Portfolio Turnover Rate	86%
Total Advisory Fees Paid	$421,248

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	7.4%
BB	1.2%
BBB	5.1%
A	15.7%
AA	42.8%
AAA	27.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.1%
Special Tax Revenue	3.2%
Student Loan	3.2%
Senior Living/Life Care	3.4%
Hospital	8.3%
Housing	12.9%
Education	27.0%
General Obligations	36.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013172
Shareholder Report [Line Items]
Fund Name	Eaton Vance Connecticut Municipal Income Fund
Class Name	Class C
Trading Symbol	ECCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Connecticut Municipal Income Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$149	1.50%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight allocation to bonds with 4% coupon rates detracted from Index-relative returns during the period

↓ An overweight exposure to bonds with 17+ years to maturity detracted from performance relative to the Index during the period

↓ An underweight position and security selection in A-rated bonds hurt Index-relative returns as A-rated bonds generally outperformed higher-rated bonds

↑ In contrast, an underweight exposure to, and security selections in the special tax sector, contributed to the Fund’s performance during the period

↑ An overweight exposure to, and security selections in bonds with 8-12 years remaining to maturity also contributed to performance

↑ Out-of-Index exposures to variable-rate demand notes — typically considered defensive investments — contributed to returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg Connecticut Municipal Bond Index
7/15	$10,000	$10,000	$10,000
8/15	$9,992	$10,020	$10,024
9/15	$10,054	$10,092	$10,094
10/15	$10,086	$10,132	$10,129
11/15	$10,139	$10,173	$10,158
12/15	$10,191	$10,244	$10,226
1/16	$10,311	$10,366	$10,351
2/16	$10,324	$10,383	$10,360
3/16	$10,356	$10,416	$10,364
4/16	$10,419	$10,492	$10,431
5/16	$10,421	$10,520	$10,440
6/16	$10,553	$10,688	$10,589
7/16	$10,554	$10,694	$10,597
8/16	$10,615	$10,709	$10,595
9/16	$10,586	$10,655	$10,537
10/16	$10,496	$10,544	$10,418
11/16	$10,182	$10,150	$10,070
12/16	$10,243	$10,270	$10,165
1/17	$10,253	$10,337	$10,226
2/17	$10,295	$10,409	$10,291
3/17	$10,316	$10,432	$10,286
4/17	$10,388	$10,507	$10,378
5/17	$10,471	$10,674	$10,495
6/17	$10,431	$10,636	$10,414
7/17	$10,473	$10,722	$10,486
8/17	$10,514	$10,803	$10,574
9/17	$10,504	$10,748	$10,518
10/17	$10,473	$10,775	$10,554
11/17	$10,412	$10,717	$10,494
12/17	$10,486	$10,829	$10,560
1/18	$10,411	$10,702	$10,466
2/18	$10,372	$10,670	$10,442
3/18	$10,373	$10,709	$10,452
4/18	$10,353	$10,671	$10,433
5/18	$10,417	$10,793	$10,544
6/18	$10,439	$10,802	$10,558
7/18	$10,479	$10,828	$10,604
8/18	$10,508	$10,856	$10,624
9/18	$10,433	$10,786	$10,570
10/18	$10,368	$10,719	$10,528
11/18	$10,452	$10,838	$10,635
12/18	$10,547	$10,968	$10,754
1/19	$10,608	$11,051	$10,846
2/19	$10,651	$11,110	$10,915
3/19	$10,756	$11,286	$11,092
4/19	$10,776	$11,328	$11,141
5/19	$10,891	$11,484	$11,291
6/19	$10,931	$11,527	$11,347
7/19	$11,004	$11,619	$11,457
8/19	$11,152	$11,803	$11,600
9/19	$11,075	$11,708	$11,501
10/19	$11,062	$11,729	$11,537
11/19	$11,070	$11,758	$11,566
12/19	$11,088	$11,794	$11,597
1/20	$11,245	$12,006	$11,791
2/20	$11,352	$12,161	$11,909
3/20	$11,021	$11,720	$11,544
4/20	$10,843	$11,573	$11,389
5/20	$11,124	$11,941	$11,747
6/20	$11,208	$12,039	$11,863
7/20	$11,357	$12,242	$12,065
8/20	$11,318	$12,185	$12,034
9/20	$11,312	$12,187	$12,050
10/20	$11,283	$12,151	$12,028
11/20	$11,421	$12,334	$12,174
12/20	$11,492	$12,409	$12,215
1/21	$11,550	$12,488	$12,266
2/21	$11,367	$12,290	$12,104
3/21	$11,404	$12,366	$12,173
4/21	$11,475	$12,469	$12,240
5/21	$11,511	$12,506	$12,278
6/21	$11,526	$12,541	$12,295
7/21	$11,606	$12,645	$12,403
8/21	$11,562	$12,598	$12,362
9/21	$11,463	$12,507	$12,293
10/21	$11,431	$12,471	$12,250
11/21	$11,511	$12,577	$12,326
12/21	$11,512	$12,597	$12,336
1/22	$11,232	$12,253	$12,034
2/22	$11,168	$12,209	$11,997
3/22	$10,887	$11,813	$11,644
4/22	$10,606	$11,486	$11,389
5/22	$10,709	$11,657	$11,549
6/22	$10,531	$11,466	$11,441
7/22	$10,794	$11,769	$11,718
8/22	$10,514	$11,511	$11,493
9/22	$10,144	$11,069	$11,137
10/22	$10,092	$10,977	$11,084
11/22	$10,564	$11,490	$11,507
12/22	$10,569	$11,523	$11,554
1/23	$10,824	$11,854	$11,824
2/23	$10,567	$11,586	$11,596
3/23	$10,779	$11,843	$11,848
4/23	$10,773	$11,816	$11,790
5/23	$10,651	$11,714	$11,687
6/23	$10,727	$11,831	$11,786
7/23	$10,757	$11,878	$11,813
8/23	$10,614	$11,707	$11,699
9/23	$10,297	$11,364	$11,405
10/23	$10,154	$11,267	$11,363
11/23	$10,826	$11,983	$11,945
12/23	$11,089	$12,261	$12,181
1/24	$11,074	$12,198	$12,123
2/24	$11,071	$12,214	$12,140
3/24	$11,057	$12,214	$12,135
4/24	$10,960	$12,062	$12,000
5/24	$10,944	$12,027	$11,918
6/24	$11,084	$12,211	$12,090
7/24	$11,176	$12,323	$12,210
8/24	$11,232	$12,420	$12,319
9/24	$11,326	$12,543	$12,426
10/24	$11,169	$12,360	$12,246
11/24	$11,334	$12,573	$12,400
12/24	$11,189	$12,390	$12,269
1/25	$11,232	$12,452	$12,364
2/25	$11,326	$12,576	$12,481
3/25	$11,107	$12,363	$12,321
4/25	$11,071	$12,263	$12,241
5/25	$11,008	$12,271	$12,302
6/25	$11,103	$12,347	$12,421
7/25	$11,219	$12,322	$12,433

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(1.22)%	(0.57)%	1.16%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(2.18)%	(0.57)%	1.16%
Bloomberg Municipal Bond Index	(0.00)%Footnote Reference*	0.13%	2.11%
Bloomberg Connecticut Municipal Bond Index	1.83%	0.60%	2.20%
Footnote	Description
Footnote*	Amount is less than 0.005% or (0.005)%, as applicable.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

AssetsNet	$ 123,463,306
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 421,248
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$123,463,306
# of Portfolio Holdings	156
Portfolio Turnover Rate	86%
Total Advisory Fees Paid	$421,248

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	7.4%
BB	1.2%
BBB	5.1%
A	15.7%
AA	42.8%
AAA	27.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.1%
Special Tax Revenue	3.2%
Student Loan	3.2%
Senior Living/Life Care	3.4%
Hospital	8.3%
Housing	12.9%
Education	27.0%
General Obligations	36.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000063955
Shareholder Report [Line Items]
Fund Name	Eaton Vance Connecticut Municipal Income Fund
Class Name	Class I
Trading Symbol	EICTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Connecticut Municipal Income Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	0.56%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight allocation to bonds with 4% coupon rates detracted from Index-relative returns during the period

↓ An overweight exposure to bonds with 17+ years to maturity detracted from performance relative to the Index during the period

↓ An underweight position and security selection in A-rated bonds hurt Index-relative returns as A-rated bonds generally outperformed higher-rated bonds

↑ In contrast, an underweight exposure to, and security selections in the special tax sector, contributed to the Fund’s performance during the period

↑ An overweight exposure to, and security selections in bonds with 8-12 years remaining to maturity also contributed to performance

↑ Out-of-Index exposures to variable-rate demand notes — typically considered defensive investments — contributed to returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg Connecticut Municipal Bond Index
7/15	$1,000,000	$1,000,000	$1,000,000
8/15	$1,000,065	$1,001,964	$1,002,435
9/15	$1,007,032	$1,009,222	$1,009,402
10/15	$1,011,028	$1,013,234	$1,012,902
11/15	$1,017,040	$1,017,263	$1,015,840
12/15	$1,023,058	$1,024,410	$1,022,634
1/16	$1,035,933	$1,036,633	$1,035,123
2/16	$1,038,056	$1,038,263	$1,035,960
3/16	$1,042,136	$1,041,552	$1,036,361
4/16	$1,049,227	$1,049,211	$1,043,103
5/16	$1,049,266	$1,052,048	$1,043,969
6/16	$1,064,410	$1,068,785	$1,058,863
7/16	$1,064,319	$1,069,438	$1,059,694
8/16	$1,072,360	$1,070,881	$1,059,529
9/16	$1,070,295	$1,065,536	$1,053,687
10/16	$1,062,072	$1,054,357	$1,041,789
11/16	$1,031,264	$1,015,035	$1,007,030
12/16	$1,037,177	$1,026,951	$1,016,450
1/17	$1,040,117	$1,033,721	$1,022,637
2/17	$1,045,160	$1,040,899	$1,029,097
3/17	$1,048,111	$1,043,159	$1,028,589
4/17	$1,056,247	$1,050,728	$1,037,808
5/17	$1,065,461	$1,067,404	$1,049,471
6/17	$1,062,230	$1,063,576	$1,041,357
7/17	$1,067,330	$1,072,181	$1,048,570
8/17	$1,072,399	$1,080,340	$1,057,393
9/17	$1,072,250	$1,074,847	$1,051,787
10/17	$1,069,991	$1,077,471	$1,055,363
11/17	$1,064,592	$1,071,702	$1,049,379
12/17	$1,072,952	$1,082,903	$1,055,974
1/18	$1,066,273	$1,070,154	$1,046,591
2/18	$1,063,040	$1,066,957	$1,044,178
3/18	$1,063,991	$1,070,895	$1,045,180
4/18	$1,061,710	$1,067,073	$1,043,324
5/18	$1,070,160	$1,079,292	$1,054,368
6/18	$1,072,207	$1,080,214	$1,055,770
7/18	$1,078,282	$1,082,835	$1,060,403
8/18	$1,081,076	$1,085,616	$1,062,377
9/18	$1,075,255	$1,078,587	$1,057,026
10/18	$1,069,427	$1,071,945	$1,052,803
11/18	$1,078,919	$1,083,810	$1,063,513
12/18	$1,089,571	$1,096,787	$1,075,371
1/19	$1,096,797	$1,105,077	$1,084,570
2/19	$1,101,973	$1,110,994	$1,091,535
3/19	$1,113,668	$1,128,557	$1,109,169
4/19	$1,115,501	$1,132,798	$1,114,110
5/19	$1,129,433	$1,148,415	$1,129,075
6/19	$1,134,492	$1,152,656	$1,134,684
7/19	$1,142,925	$1,161,945	$1,145,723
8/19	$1,159,170	$1,180,273	$1,160,014
9/19	$1,151,006	$1,170,812	$1,150,087
10/19	$1,151,706	$1,172,910	$1,153,717
11/19	$1,153,474	$1,175,844	$1,156,583
12/19	$1,155,189	$1,179,433	$1,159,694
1/20	$1,173,597	$1,200,624	$1,179,060
2/20	$1,185,570	$1,216,107	$1,190,878
3/20	$1,152,073	$1,171,995	$1,154,420
4/20	$1,134,493	$1,157,286	$1,138,909
5/20	$1,164,664	$1,194,101	$1,174,740
6/20	$1,174,371	$1,203,929	$1,186,328
7/20	$1,190,902	$1,224,206	$1,206,515
8/20	$1,187,736	$1,218,462	$1,203,384
9/20	$1,188,015	$1,218,720	$1,205,017
10/20	$1,185,948	$1,215,059	$1,202,779
11/20	$1,201,438	$1,233,396	$1,217,434
12/20	$1,209,796	$1,240,909	$1,221,523
1/21	$1,216,888	$1,248,817	$1,226,596
2/21	$1,198,570	$1,228,975	$1,210,352
3/21	$1,203,412	$1,236,554	$1,217,260
4/21	$1,211,784	$1,246,926	$1,224,004
5/21	$1,216,619	$1,250,646	$1,227,765
6/21	$1,219,171	$1,254,080	$1,229,494
7/21	$1,228,559	$1,264,481	$1,240,336
8/21	$1,224,937	$1,259,841	$1,236,170
9/21	$1,215,440	$1,250,749	$1,229,329
10/21	$1,213,002	$1,247,091	$1,225,045
11/21	$1,222,440	$1,257,708	$1,232,550
12/21	$1,223,561	$1,259,737	$1,233,647
1/22	$1,194,884	$1,225,254	$1,203,366
2/22	$1,188,939	$1,220,865	$1,199,689
3/22	$1,160,092	$1,181,288	$1,164,441
4/22	$1,131,252	$1,148,614	$1,138,869
5/22	$1,141,898	$1,165,677	$1,154,912
6/22	$1,125,036	$1,146,585	$1,144,057
7/22	$1,152,778	$1,176,880	$1,171,835
8/22	$1,123,879	$1,151,087	$1,149,285
9/22	$1,086,504	$1,106,907	$1,113,670
10/22	$1,080,633	$1,097,702	$1,108,397
11/22	$1,133,111	$1,149,045	$1,150,657
12/22	$1,134,560	$1,152,335	$1,155,434
1/23	$1,162,774	$1,185,436	$1,182,400
2/23	$1,136,129	$1,158,630	$1,159,603
3/23	$1,159,707	$1,184,338	$1,184,760
4/23	$1,158,757	$1,181,632	$1,179,001
5/23	$1,147,914	$1,171,393	$1,168,722
6/23	$1,156,929	$1,183,127	$1,178,626
7/23	$1,159,874	$1,187,807	$1,181,282
8/23	$1,146,625	$1,170,707	$1,169,859
9/23	$1,113,453	$1,136,395	$1,140,542
10/23	$1,097,710	$1,126,725	$1,136,333
11/23	$1,172,221	$1,198,251	$1,194,493
12/23	$1,201,617	$1,226,100	$1,218,139
1/24	$1,199,656	$1,219,838	$1,212,253
2/24	$1,201,556	$1,221,405	$1,214,020
3/24	$1,200,977	$1,221,366	$1,213,528
4/24	$1,191,378	$1,206,240	$1,200,034
5/24	$1,190,711	$1,202,702	$1,191,766
6/24	$1,206,757	$1,221,137	$1,208,980
7/24	$1,217,703	$1,232,267	$1,221,022
8/24	$1,224,802	$1,241,985	$1,231,923
9/24	$1,235,980	$1,254,260	$1,242,619
10/24	$1,219,947	$1,235,972	$1,224,560
11/24	$1,238,827	$1,257,322	$1,239,985
12/24	$1,224,003	$1,239,017	$1,226,926
1/25	$1,228,479	$1,245,227	$1,236,421
2/25	$1,240,895	$1,257,574	$1,248,084
3/25	$1,216,706	$1,236,261	$1,232,143
4/25	$1,215,020	$1,226,301	$1,224,120
5/25	$1,207,839	$1,227,089	$1,230,206
6/25	$1,219,120	$1,234,728	$1,242,065
7/25	$1,214,506	$1,232,234	$1,243,348

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	(0.26)%	0.39%	1.96%
Bloomberg Municipal Bond Index	(0.00)%Footnote Reference*	0.13%	2.11%
Bloomberg Connecticut Municipal Bond Index	1.83%	0.60%	2.20%
Footnote	Description
Footnote*	Amount is less than 0.005% or (0.005)%, as applicable.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

AssetsNet	$ 123,463,306
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 421,248
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$123,463,306
# of Portfolio Holdings	156
Portfolio Turnover Rate	86%
Total Advisory Fees Paid	$421,248

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	7.4%
BB	1.2%
BBB	5.1%
A	15.7%
AA	42.8%
AAA	27.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.1%
Special Tax Revenue	3.2%
Student Loan	3.2%
Senior Living/Life Care	3.4%
Hospital	8.3%
Housing	12.9%
Education	27.0%
General Obligations	36.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013114
Shareholder Report [Line Items]
Fund Name	Eaton Vance Minnesota Municipal Income Fund
Class Name	Class A
Trading Symbol	ETMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Minnesota Municipal Income Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	0.72%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position and security selections in local general obligation bonds, which underperformed the Index during the period, hurt performance

↓ An overweight allocation to, and security selections in bonds with 4% coupon rates also detracted from Index-relative returns

↓ An overweight exposure to, and security selections in bonds with 17+ years to maturity also hurt performance during the period

↑ In contrast, security selections in the electric sector, which outperformed the Index during the period, contributed to the Fund’s performance

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments — contributed to returns

↑ Security selections in bonds with 8-12 years remaining to maturity also contributed to performance

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Minnesota Municipal Bond Index
7/15	$9,675	$10,000	$10,000
8/15	$9,690	$10,020	$10,031
9/15	$9,747	$10,092	$10,099
10/15	$9,783	$10,132	$10,130
11/15	$9,822	$10,173	$10,146
12/15	$9,878	$10,244	$10,196
1/16	$9,964	$10,366	$10,314
2/16	$9,956	$10,383	$10,334
3/16	$9,991	$10,416	$10,348
4/16	$10,067	$10,492	$10,410
5/16	$10,080	$10,520	$10,419
6/16	$10,218	$10,688	$10,563
7/16	$10,199	$10,694	$10,568
8/16	$10,223	$10,709	$10,573
9/16	$10,173	$10,655	$10,515
10/16	$10,081	$10,544	$10,427
11/16	$9,751	$10,150	$10,049
12/16	$9,859	$10,270	$10,165
1/17	$9,882	$10,337	$10,237
2/17	$9,926	$10,409	$10,327
3/17	$9,948	$10,432	$10,347
4/17	$10,013	$10,507	$10,419
5/17	$10,174	$10,674	$10,546
6/17	$10,133	$10,636	$10,504
7/17	$10,177	$10,722	$10,586
8/17	$10,241	$10,803	$10,641
9/17	$10,199	$10,748	$10,585
10/17	$10,200	$10,775	$10,605
11/17	$10,168	$10,717	$10,522
12/17	$10,266	$10,829	$10,626
1/18	$10,115	$10,702	$10,516
2/18	$10,063	$10,670	$10,490
3/18	$10,116	$10,709	$10,516
4/18	$10,072	$10,671	$10,487
5/18	$10,182	$10,793	$10,580
6/18	$10,182	$10,802	$10,590
7/18	$10,192	$10,828	$10,619
8/18	$10,214	$10,856	$10,631
9/18	$10,147	$10,786	$10,565
10/18	$10,080	$10,719	$10,513
11/18	$10,180	$10,838	$10,631
12/18	$10,302	$10,968	$10,771
1/19	$10,379	$11,051	$10,854
2/19	$10,435	$11,110	$10,911
3/19	$10,567	$11,286	$11,062
4/19	$10,598	$11,328	$11,084
5/19	$10,718	$11,484	$11,219
6/19	$10,760	$11,527	$11,267
7/19	$10,847	$11,619	$11,360
8/19	$11,013	$11,803	$11,517
9/19	$10,930	$11,708	$11,416
10/19	$10,926	$11,729	$11,439
11/19	$10,934	$11,758	$11,464
12/19	$10,965	$11,794	$11,490
1/20	$11,129	$12,006	$11,681
2/20	$11,239	$12,161	$11,804
3/20	$10,948	$11,720	$11,508
4/20	$10,817	$11,573	$11,386
5/20	$11,144	$11,941	$11,749
6/20	$11,184	$12,039	$11,790
7/20	$11,326	$12,242	$11,953
8/20	$11,285	$12,185	$11,894
9/20	$11,290	$12,187	$11,904
10/20	$11,249	$12,151	$11,876
11/20	$11,383	$12,334	$12,028
12/20	$11,422	$12,409	$12,078
1/21	$11,461	$12,488	$12,122
2/21	$11,305	$12,290	$11,956
3/21	$11,344	$12,366	$12,014
4/21	$11,419	$12,469	$12,107
5/21	$11,446	$12,506	$12,122
6/21	$11,463	$12,541	$12,143
7/21	$11,549	$12,645	$12,244
8/21	$11,517	$12,598	$12,195
9/21	$11,439	$12,507	$12,113
10/21	$11,419	$12,471	$12,068
11/21	$11,481	$12,577	$12,162
12/21	$11,484	$12,597	$12,181
1/22	$11,239	$12,253	$11,869
2/22	$11,195	$12,209	$11,837
3/22	$10,938	$11,813	$11,488
4/22	$10,717	$11,486	$11,205
5/22	$10,851	$11,657	$11,346
6/22	$10,728	$11,466	$11,190
7/22	$10,935	$11,769	$11,459
8/22	$10,738	$11,511	$11,244
9/22	$10,411	$11,069	$10,856
10/22	$10,359	$10,977	$10,764
11/22	$10,740	$11,490	$11,241
12/22	$10,749	$11,523	$11,284
1/23	$10,998	$11,854	$11,568
2/23	$10,791	$11,586	$11,336
3/23	$10,970	$11,843	$11,575
4/23	$10,944	$11,816	$11,530
5/23	$10,846	$11,714	$11,407
6/23	$10,931	$11,831	$11,467
7/23	$10,940	$11,878	$11,531
8/23	$10,819	$11,707	$11,387
9/23	$10,479	$11,364	$11,033
10/23	$10,323	$11,267	$10,968
11/23	$11,052	$11,983	$11,633
12/23	$11,290	$12,261	$11,857
1/24	$11,268	$12,198	$11,788
2/24	$11,273	$12,214	$11,815
3/24	$11,252	$12,214	$11,795
4/24	$11,145	$12,062	$11,655
5/24	$11,150	$12,027	$11,586
6/24	$11,292	$12,211	$11,775
7/24	$11,372	$12,323	$11,898
8/24	$11,427	$12,420	$11,990
9/24	$11,546	$12,543	$12,102
10/24	$11,387	$12,360	$11,922
11/24	$11,596	$12,573	$12,108
12/24	$11,410	$12,390	$11,942
1/25	$11,402	$12,452	$12,010
2/25	$11,535	$12,576	$12,136
3/25	$11,283	$12,363	$11,942
4/25	$11,198	$12,263	$11,854
5/25	$11,114	$12,271	$11,890
6/25	$11,184	$12,347	$11,953
7/25	$11,087	$12,322	$11,954

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	(2.52)%	(0.43)%	1.37%
Class A with 3.25% Maximum Sales Charge	(5.65)%	(1.08)%	1.04%
Bloomberg Municipal Bond Index	(0.00)%Footnote Reference*	0.13%	2.11%
Bloomberg Minnesota Municipal Bond Index	0.47%	0.00%Footnote Reference*	1.80%
Footnote	Description
Footnote*	Amount is less than 0.005% or (0.005)%, as applicable.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

AssetsNet	$ 219,120,177
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 932,891
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$219,120,177
# of Portfolio Holdings	139
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$932,891

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.2%
BB	0.6%
BBB	1.3%
A	17.2%
AA	50.0%
AAA	25.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	11.0%
Special Tax Revenue	3.8%
Transportation	4.5%
Education	8.7%
Electric Utilities	9.8%
Hospital	20.6%
General Obligations	41.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013116
Shareholder Report [Line Items]
Fund Name	Eaton Vance Minnesota Municipal Income Fund
Class Name	Class C
Trading Symbol	ECMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Minnesota Municipal Income Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$145	1.47%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position and security selections in local general obligation bonds, which underperformed the Index during the period, hurt performance

↓ An overweight allocation to, and security selections in bonds with 4% coupon rates also detracted from Index-relative returns

↓ An overweight exposure to, and security selections in bonds with 17+ years to maturity also hurt performance during the period

↑ In contrast, security selections in the electric sector, which outperformed the Index during the period, contributed to the Fund’s performance

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments — contributed to returns

↑ Security selections in bonds with 8-12 years remaining to maturity also contributed to performance

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg Minnesota Municipal Bond Index
7/15	$10,000	$10,000	$10,000
8/15	$10,010	$10,020	$10,031
9/15	$10,071	$10,092	$10,099
10/15	$10,100	$10,132	$10,130
11/15	$10,123	$10,173	$10,146
12/15	$10,183	$10,244	$10,196
1/16	$10,260	$10,366	$10,314
2/16	$10,248	$10,383	$10,334
3/16	$10,277	$10,416	$10,348
4/16	$10,345	$10,492	$10,410
5/16	$10,353	$10,520	$10,419
6/16	$10,489	$10,688	$10,563
7/16	$10,457	$10,694	$10,568
8/16	$10,474	$10,709	$10,573
9/16	$10,422	$10,655	$10,515
10/16	$10,330	$10,544	$10,427
11/16	$9,981	$10,150	$10,049
12/16	$10,089	$10,270	$10,165
1/17	$10,106	$10,337	$10,237
2/17	$10,144	$10,409	$10,327
3/17	$10,160	$10,432	$10,347
4/17	$10,217	$10,507	$10,419
5/17	$10,365	$10,674	$10,546
6/17	$10,321	$10,636	$10,504
7/17	$10,367	$10,722	$10,586
8/17	$10,424	$10,803	$10,641
9/17	$10,379	$10,748	$10,585
10/17	$10,375	$10,775	$10,605
11/17	$10,319	$10,717	$10,522
12/17	$10,427	$10,829	$10,626
1/18	$10,260	$10,702	$10,516
2/18	$10,206	$10,670	$10,490
3/18	$10,251	$10,709	$10,516
4/18	$10,195	$10,671	$10,487
5/18	$10,303	$10,793	$10,580
6/18	$10,288	$10,802	$10,590
7/18	$10,303	$10,828	$10,619
8/18	$10,308	$10,856	$10,631
9/18	$10,241	$10,786	$10,565
10/18	$10,163	$10,719	$10,513
11/18	$10,262	$10,838	$10,631
12/18	$10,382	$10,968	$10,771
1/19	$10,459	$11,051	$10,854
2/19	$10,496	$11,110	$10,911
3/19	$10,625	$11,286	$11,062
4/19	$10,649	$11,328	$11,084
5/19	$10,766	$11,484	$11,219
6/19	$10,800	$11,527	$11,267
7/19	$10,876	$11,619	$11,360
8/19	$11,035	$11,803	$11,517
9/19	$10,942	$11,708	$11,416
10/19	$10,943	$11,729	$11,439
11/19	$10,946	$11,758	$11,464
12/19	$10,969	$11,794	$11,490
1/20	$11,116	$12,006	$11,681
2/20	$11,223	$12,161	$11,804
3/20	$10,926	$11,720	$11,508
4/20	$10,800	$11,573	$11,386
5/20	$11,118	$11,941	$11,749
6/20	$11,149	$12,039	$11,790
7/20	$11,275	$12,242	$11,953
8/20	$11,231	$12,185	$11,894
9/20	$11,230	$12,187	$11,904
10/20	$11,186	$12,151	$11,876
11/20	$11,304	$12,334	$12,028
12/20	$11,334	$12,409	$12,078
1/21	$11,375	$12,488	$12,122
2/21	$11,204	$12,290	$11,956
3/21	$11,244	$12,366	$12,014
4/21	$11,307	$12,469	$12,107
5/21	$11,327	$12,506	$12,122
6/21	$11,336	$12,541	$12,143
7/21	$11,409	$12,645	$12,244
8/21	$11,374	$12,598	$12,195
9/21	$11,296	$12,507	$12,113
10/21	$11,261	$12,471	$12,068
11/21	$11,312	$12,577	$12,162
12/21	$11,308	$12,597	$12,181
1/22	$11,067	$12,253	$11,869
2/22	$11,011	$12,209	$11,837
3/22	$10,759	$11,813	$11,488
4/22	$10,540	$11,486	$11,205
5/22	$10,657	$11,657	$11,346
6/22	$10,529	$11,466	$11,190
7/22	$10,723	$11,769	$11,459
8/22	$10,527	$11,511	$11,244
9/22	$10,203	$11,069	$10,856
10/22	$10,139	$10,977	$10,764
11/22	$10,513	$11,490	$11,241
12/22	$10,516	$11,523	$11,284
1/23	$10,748	$11,854	$11,568
2/23	$10,534	$11,586	$11,336
3/23	$10,702	$11,843	$11,575
4/23	$10,674	$11,816	$11,530
5/23	$10,580	$11,714	$11,407
6/23	$10,652	$11,831	$11,467
7/23	$10,655	$11,878	$11,531
8/23	$10,529	$11,707	$11,387
9/23	$10,183	$11,364	$11,033
10/23	$10,027	$11,267	$10,968
11/23	$10,737	$11,983	$11,633
12/23	$10,957	$12,261	$11,857
1/24	$10,922	$12,198	$11,788
2/24	$10,922	$12,214	$11,815
3/24	$10,898	$12,214	$11,795
4/24	$10,797	$12,062	$11,655
5/24	$10,785	$12,027	$11,586
6/24	$10,920	$12,211	$11,775
7/24	$10,986	$12,323	$11,898
8/24	$11,031	$12,420	$11,990
9/24	$11,145	$12,543	$12,102
10/24	$10,986	$12,360	$11,922
11/24	$11,168	$12,573	$12,108
12/24	$10,985	$12,390	$11,942
1/25	$10,973	$12,452	$12,010
2/25	$11,099	$12,576	$12,136
3/25	$10,846	$12,363	$11,942
4/25	$10,766	$12,263	$11,854
5/25	$10,674	$12,271	$11,890
6/25	$10,732	$12,347	$11,953
7/25	$10,796	$12,322	$11,954

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(3.16)%	(1.15)%	0.77%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(4.10)%	(1.15)%	0.77%
Bloomberg Municipal Bond Index	(0.00)%Footnote Reference*	0.13%	2.11%
Bloomberg Minnesota Municipal Bond Index	0.47%	0.00%Footnote Reference*	1.80%
Footnote	Description
Footnote*	Amount is less than 0.005% or (0.005)%, as applicable.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

AssetsNet	$ 219,120,177
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 932,891
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$219,120,177
# of Portfolio Holdings	139
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$932,891

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.2%
BB	0.6%
BBB	1.3%
A	17.2%
AA	50.0%
AAA	25.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	11.0%
Special Tax Revenue	3.8%
Transportation	4.5%
Education	8.7%
Electric Utilities	9.8%
Hospital	20.6%
General Obligations	41.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000092718
Shareholder Report [Line Items]
Fund Name	Eaton Vance Minnesota Municipal Income Fund
Class Name	Class I
Trading Symbol	EIMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Minnesota Municipal Income Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.52%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position and security selections in local general obligation bonds, which underperformed the Index during the period, hurt performance

↓ An overweight allocation to, and security selections in bonds with 4% coupon rates also detracted from Index-relative returns

↓ An overweight exposure to, and security selections in bonds with 17+ years to maturity also hurt performance during the period

↑ In contrast, security selections in the electric sector, which outperformed the Index during the period, contributed to the Fund’s performance

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments — contributed to returns

↑ Security selections in bonds with 8-12 years remaining to maturity also contributed to performance

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg Minnesota Municipal Bond Index
7/15	$1,000,000	$1,000,000	$1,000,000
8/15	$1,001,752	$1,001,964	$1,003,092
9/15	$1,007,821	$1,009,222	$1,009,905
10/15	$1,011,698	$1,013,234	$1,013,043
11/15	$1,015,828	$1,017,263	$1,014,601
12/15	$1,022,887	$1,024,410	$1,019,573
1/16	$1,030,886	$1,036,633	$1,031,414
2/16	$1,030,232	$1,038,263	$1,033,413
3/16	$1,034,003	$1,041,552	$1,034,845
4/16	$1,042,080	$1,049,211	$1,040,955
5/16	$1,043,594	$1,052,048	$1,041,876
6/16	$1,058,017	$1,068,785	$1,056,273
7/16	$1,056,272	$1,069,438	$1,056,789
8/16	$1,058,875	$1,070,881	$1,057,293
9/16	$1,053,907	$1,065,536	$1,051,508
10/16	$1,044,566	$1,054,357	$1,042,716
11/16	$1,010,496	$1,015,035	$1,004,929
12/16	$1,021,869	$1,026,951	$1,016,482
1/17	$1,024,452	$1,033,721	$1,023,749
2/17	$1,029,179	$1,040,899	$1,032,667
3/17	$1,032,737	$1,043,159	$1,034,704
4/17	$1,038,554	$1,050,728	$1,041,859
5/17	$1,055,433	$1,067,404	$1,054,592
6/17	$1,051,354	$1,063,576	$1,050,350
7/17	$1,056,039	$1,072,181	$1,058,573
8/17	$1,062,951	$1,080,340	$1,064,065
9/17	$1,058,756	$1,074,847	$1,058,529
10/17	$1,059,016	$1,077,471	$1,060,517
11/17	$1,055,871	$1,071,702	$1,052,167
12/17	$1,066,207	$1,082,903	$1,062,563
1/18	$1,050,748	$1,070,154	$1,051,562
2/18	$1,045,433	$1,066,957	$1,049,032
3/18	$1,051,202	$1,070,895	$1,051,608
4/18	$1,046,810	$1,067,073	$1,048,664
5/18	$1,058,335	$1,079,292	$1,057,970
6/18	$1,058,521	$1,080,214	$1,059,027
7/18	$1,059,813	$1,082,835	$1,061,878
8/18	$1,062,191	$1,085,616	$1,063,106
9/18	$1,055,437	$1,078,587	$1,056,472
10/18	$1,048,671	$1,071,945	$1,051,270
11/18	$1,059,269	$1,083,810	$1,063,101
12/18	$1,072,114	$1,096,787	$1,077,149
1/19	$1,081,461	$1,105,077	$1,085,425
2/19	$1,086,263	$1,110,994	$1,091,081
3/19	$1,100,173	$1,128,557	$1,106,169
4/19	$1,103,622	$1,132,798	$1,108,410
5/19	$1,116,312	$1,148,415	$1,121,906
6/19	$1,120,884	$1,152,656	$1,126,668
7/19	$1,130,115	$1,161,945	$1,136,034
8/19	$1,147,559	$1,180,273	$1,151,732
9/19	$1,139,143	$1,170,812	$1,141,631
10/19	$1,138,893	$1,172,910	$1,143,884
11/19	$1,139,941	$1,175,844	$1,146,424
12/19	$1,143,320	$1,179,433	$1,148,975
1/20	$1,160,686	$1,200,624	$1,168,124
2/20	$1,172,262	$1,216,107	$1,180,353
3/20	$1,142,183	$1,171,995	$1,150,754
4/20	$1,128,719	$1,157,286	$1,138,641
5/20	$1,162,969	$1,194,101	$1,174,912
6/20	$1,167,332	$1,203,929	$1,179,029
7/20	$1,182,407	$1,224,206	$1,195,335
8/20	$1,178,287	$1,218,462	$1,189,369
9/20	$1,179,002	$1,218,720	$1,190,418
10/20	$1,174,915	$1,215,059	$1,187,599
11/20	$1,189,067	$1,233,396	$1,202,782
12/20	$1,193,401	$1,240,909	$1,207,809
1/21	$1,197,716	$1,248,817	$1,212,173
2/21	$1,181,520	$1,228,975	$1,195,644
3/21	$1,185,823	$1,236,554	$1,201,398
4/21	$1,193,830	$1,246,926	$1,210,652
5/21	$1,196,928	$1,250,646	$1,212,166
6/21	$1,198,840	$1,254,080	$1,214,281
7/21	$1,208,034	$1,264,481	$1,224,374
8/21	$1,204,939	$1,259,841	$1,219,454
9/21	$1,196,974	$1,250,749	$1,211,318
10/21	$1,195,031	$1,247,091	$1,206,807
11/21	$1,201,738	$1,257,708	$1,216,172
12/21	$1,202,254	$1,259,737	$1,218,063
1/22	$1,176,792	$1,225,254	$1,186,938
2/22	$1,172,423	$1,220,865	$1,183,748
3/22	$1,145,672	$1,181,288	$1,148,799
4/22	$1,122,667	$1,148,614	$1,120,482
5/22	$1,136,962	$1,165,677	$1,134,639
6/22	$1,124,235	$1,146,585	$1,118,959
7/22	$1,146,128	$1,176,880	$1,145,855
8/22	$1,125,674	$1,151,087	$1,124,392
9/22	$1,091,609	$1,106,907	$1,085,558
10/22	$1,086,355	$1,097,702	$1,076,380
11/22	$1,126,428	$1,149,045	$1,124,051
12/22	$1,127,533	$1,152,335	$1,128,356
1/23	$1,153,839	$1,185,436	$1,156,813
2/23	$1,132,358	$1,158,630	$1,133,627
3/23	$1,151,309	$1,184,338	$1,157,473
4/23	$1,148,800	$1,181,632	$1,152,978
5/23	$1,138,712	$1,171,393	$1,140,655
6/23	$1,147,818	$1,183,127	$1,146,708
7/23	$1,148,969	$1,187,807	$1,153,058
8/23	$1,136,421	$1,170,707	$1,138,673
9/23	$1,100,883	$1,136,395	$1,103,287
10/23	$1,084,665	$1,126,725	$1,096,777
11/23	$1,161,497	$1,198,251	$1,163,319
12/23	$1,186,641	$1,226,100	$1,185,681
1/24	$1,184,613	$1,219,838	$1,178,820
2/24	$1,185,296	$1,221,405	$1,181,542
3/24	$1,183,299	$1,221,366	$1,179,491
4/24	$1,172,235	$1,206,240	$1,165,545
5/24	$1,172,905	$1,202,702	$1,158,603
6/24	$1,188,125	$1,221,137	$1,177,453
7/24	$1,196,694	$1,232,267	$1,189,815
8/24	$1,202,698	$1,241,985	$1,199,009
9/24	$1,215,448	$1,254,260	$1,210,236
10/24	$1,198,913	$1,235,972	$1,192,231
11/24	$1,221,064	$1,257,322	$1,210,769
12/24	$1,201,742	$1,239,017	$1,194,169
1/25	$1,201,101	$1,245,227	$1,200,956
2/25	$1,215,258	$1,257,574	$1,213,563
3/25	$1,188,913	$1,236,261	$1,194,195
4/25	$1,180,188	$1,226,301	$1,185,419
5/25	$1,171,470	$1,227,089	$1,189,014
6/25	$1,179,086	$1,234,728	$1,195,255
7/25	$1,168,911	$1,232,234	$1,195,430

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	(2.32)%	(0.23)%	1.57%
Bloomberg Municipal Bond Index	(0.00)%Footnote Reference*	0.13%	2.11%
Bloomberg Minnesota Municipal Bond Index	0.47%	0.00%Footnote Reference*	1.80%
Footnote	Description
Footnote*	Amount is less than 0.005% or (0.005)%, as applicable.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

AssetsNet	$ 219,120,177
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 932,891
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$219,120,177
# of Portfolio Holdings	139
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$932,891

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.2%
BB	0.6%
BBB	1.3%
A	17.2%
AA	50.0%
AAA	25.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	11.0%
Special Tax Revenue	3.8%
Transportation	4.5%
Education	8.7%
Electric Utilities	9.8%
Hospital	20.6%
General Obligations	41.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000100969
Shareholder Report [Line Items]
Fund Name	Eaton Vance Municipal Opportunities Fund
Class Name	Class A
Trading Symbol	EMOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Municipal Opportunities Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.92%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight exposure to bonds with 17+ years to maturity detracted from performance relative to the Index during the period

↓ An overweight exposure to bonds with coupon rates of 4.00% to 4.99% also detracted from performance relative to the Index

↓ Security selections in the water and sewer sector hurt returns during the period

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments — contributed to returns

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds during the period, also contributed

↑ Security selections in the hospital sector helped returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index
7/15	$9,675	$10,000
8/15	$9,690	$10,020
9/15	$9,801	$10,092
10/15	$9,844	$10,132
11/15	$9,921	$10,173
12/15	$9,996	$10,244
1/16	$10,138	$10,366
2/16	$10,145	$10,383
3/16	$10,201	$10,416
4/16	$10,292	$10,492
5/16	$10,314	$10,520
6/16	$10,509	$10,688
7/16	$10,506	$10,694
8/16	$10,538	$10,709
9/16	$10,510	$10,655
10/16	$10,396	$10,544
11/16	$9,955	$10,150
12/16	$10,034	$10,270
1/17	$10,078	$10,337
2/17	$10,150	$10,409
3/17	$10,195	$10,432
4/17	$10,301	$10,507
5/17	$10,449	$10,674
6/17	$10,423	$10,636
7/17	$10,510	$10,722
8/17	$10,606	$10,803
9/17	$10,586	$10,748
10/17	$10,575	$10,775
11/17	$10,530	$10,717
12/17	$10,618	$10,829
1/18	$10,503	$10,702
2/18	$10,479	$10,670
3/18	$10,507	$10,709
4/18	$10,474	$10,671
5/18	$10,600	$10,793
6/18	$10,612	$10,802
7/18	$10,659	$10,828
8/18	$10,671	$10,856
9/18	$10,619	$10,786
10/18	$10,550	$10,719
11/18	$10,635	$10,838
12/18	$10,729	$10,968
1/19	$10,831	$11,051
2/19	$10,890	$11,110
3/19	$11,019	$11,286
4/19	$11,049	$11,328
5/19	$11,178	$11,484
6/19	$11,226	$11,527
7/19	$11,300	$11,619
8/19	$11,439	$11,803
9/19	$11,368	$11,708
10/19	$11,378	$11,729
11/19	$11,397	$11,758
12/19	$11,434	$11,794
1/20	$11,628	$12,006
2/20	$11,806	$12,161
3/20	$11,046	$11,720
4/20	$10,723	$11,573
5/20	$11,061	$11,941
6/20	$11,354	$12,039
7/20	$11,562	$12,242
8/20	$11,563	$12,185
9/20	$11,557	$12,187
10/20	$11,541	$12,151
11/20	$11,732	$12,334
12/20	$11,894	$12,409
1/21	$12,067	$12,488
2/21	$11,925	$12,290
3/21	$11,961	$12,366
4/21	$12,062	$12,469
5/21	$12,133	$12,506
6/21	$12,195	$12,541
7/21	$12,295	$12,645
8/21	$12,252	$12,598
9/21	$12,144	$12,507
10/21	$12,101	$12,471
11/21	$12,204	$12,577
12/21	$12,205	$12,597
1/22	$11,898	$12,253
2/22	$11,829	$12,209
3/22	$11,494	$11,813
4/22	$11,171	$11,486
5/22	$11,240	$11,657
6/22	$11,026	$11,466
7/22	$11,254	$11,769
8/22	$11,051	$11,511
9/22	$10,697	$11,069
10/22	$10,602	$10,977
11/22	$11,007	$11,490
12/22	$11,005	$11,523
1/23	$11,316	$11,854
2/23	$11,094	$11,586
3/23	$11,293	$11,843
4/23	$11,271	$11,816
5/23	$11,208	$11,714
6/23	$11,299	$11,831
7/23	$11,327	$11,878
8/23	$11,183	$11,707
9/23	$10,887	$11,364
10/23	$10,733	$11,267
11/23	$11,401	$11,983
12/23	$11,668	$12,261
1/24	$11,690	$12,198
2/24	$11,701	$12,214
3/24	$11,722	$12,214
4/24	$11,619	$12,062
5/24	$11,630	$12,027
6/24	$11,819	$12,211
7/24	$11,934	$12,323
8/24	$12,050	$12,420
9/24	$12,199	$12,543
10/24	$12,030	$12,360
11/24	$12,232	$12,573
12/24	$12,062	$12,390
1/25	$12,105	$12,452
2/25	$12,233	$12,576
3/25	$12,019	$12,363
4/25	$11,970	$12,263
5/25	$11,906	$12,271
6/25	$11,994	$12,347
7/25	$11,916	$12,322

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	(0.12)%	0.61%	2.11%
Class A with 3.25% Maximum Sales Charge	(3.35)%	(0.04)%	1.77%
Bloomberg Municipal Bond Index	(0.00)%Footnote Reference*	0.13%	2.11%
Footnote	Description
Footnote*	Amount is less than 0.005% or (0.005)%, as applicable.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

AssetsNet	$ 709,154,535
Holdings Count | Holding	482
Advisory Fees Paid, Amount	$ 3,800,636
InvestmentCompanyPortfolioTurnover	152.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$709,154,535
# of Portfolio Holdings	482
Portfolio Turnover Rate	152%
Total Advisory Fees Paid	$3,800,636

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	7.7%
B	0.8%
BB	7.2%
BBB	6.1%
A	16.1%
AA	48.9%
AAA	13.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.7%
Other Revenue	4.0%
Industrial Development Revenue	4.3%
Water and Sewer	4.8%
Special Tax Revenue	4.9%
Education	7.2%
Senior Living/Life Care	7.7%
Hospital	9.6%
Housing	9.7%
Transportation	10.0%
General Obligations	32.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000100970
Shareholder Report [Line Items]
Fund Name	Eaton Vance Municipal Opportunities Fund
Class Name	Class C
Trading Symbol	EMOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Municipal Opportunities Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$166	1.67%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight exposure to bonds with 17+ years to maturity detracted from performance relative to the Index during the period

↓ An overweight exposure to bonds with coupon rates of 4.00% to 4.99% also detracted from performance relative to the Index

↓ Security selections in the water and sewer sector hurt returns during the period

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments — contributed to returns

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds during the period, also contributed

↑ Security selections in the hospital sector helped returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index
7/15	$10,000	$10,000
8/15	$10,010	$10,020
9/15	$10,118	$10,092
10/15	$10,164	$10,132
11/15	$10,229	$10,173
12/15	$10,300	$10,244
1/16	$10,440	$10,366
2/16	$10,440	$10,383
3/16	$10,492	$10,416
4/16	$10,579	$10,492
5/16	$10,604	$10,520
6/16	$10,788	$10,688
7/16	$10,787	$10,694
8/16	$10,813	$10,709
9/16	$10,769	$10,655
10/16	$10,645	$10,544
11/16	$10,187	$10,150
12/16	$10,261	$10,270
1/17	$10,299	$10,337
2/17	$10,367	$10,409
3/17	$10,406	$10,432
4/17	$10,517	$10,507
5/17	$10,662	$10,674
6/17	$10,620	$10,636
7/17	$10,711	$10,722
8/17	$10,792	$10,803
9/17	$10,766	$10,748
10/17	$10,748	$10,775
11/17	$10,704	$10,717
12/17	$10,777	$10,829
1/18	$10,663	$10,702
2/18	$10,623	$10,670
3/18	$10,645	$10,709
4/18	$10,614	$10,671
5/18	$10,726	$10,793
6/18	$10,740	$10,802
7/18	$10,772	$10,828
8/18	$10,786	$10,856
9/18	$10,728	$10,786
10/18	$10,651	$10,719
11/18	$10,730	$10,838
12/18	$10,818	$10,968
1/19	$10,905	$11,051
2/19	$10,957	$11,110
3/19	$11,080	$11,286
4/19	$11,104	$11,328
5/19	$11,236	$11,484
6/19	$11,277	$11,527
7/19	$11,335	$11,619
8/19	$11,468	$11,803
9/19	$11,389	$11,708
10/19	$11,392	$11,729
11/19	$11,413	$11,758
12/19	$11,434	$11,794
1/20	$11,630	$12,006
2/20	$11,801	$12,161
3/20	$11,025	$11,720
4/20	$10,696	$11,573
5/20	$11,035	$11,941
6/20	$11,311	$12,039
7/20	$11,521	$12,242
8/20	$11,515	$12,185
9/20	$11,502	$12,187
10/20	$11,469	$12,151
11/20	$11,661	$12,334
12/20	$11,805	$12,409
1/21	$11,970	$12,488
2/21	$11,821	$12,290
3/21	$11,859	$12,366
4/21	$11,951	$12,469
5/21	$12,005	$12,506
6/21	$12,060	$12,541
7/21	$12,160	$12,645
8/21	$12,110	$12,598
9/21	$11,995	$12,507
10/21	$11,936	$12,471
11/21	$12,030	$12,577
12/21	$12,023	$12,597
1/22	$11,723	$12,253
2/22	$11,638	$12,209
3/22	$11,301	$11,813
4/22	$10,986	$11,486
5/22	$11,038	$11,657
6/22	$10,820	$11,466
7/22	$11,047	$11,769
8/22	$10,840	$11,511
9/22	$10,477	$11,069
10/22	$10,377	$10,977
11/22	$10,777	$11,490
12/22	$10,769	$11,523
1/23	$11,056	$11,854
2/23	$10,843	$11,586
3/23	$11,030	$11,843
4/23	$11,002	$11,816
5/23	$10,933	$11,714
6/23	$11,015	$11,831
7/23	$11,035	$11,878
8/23	$10,878	$11,707
9/23	$10,593	$11,364
10/23	$10,437	$11,267
11/23	$11,079	$11,983
12/23	$11,332	$12,261
1/24	$11,346	$12,198
2/24	$11,350	$12,214
3/24	$11,363	$12,214
4/24	$11,256	$12,062
5/24	$11,260	$12,027
6/24	$11,435	$12,211
7/24	$11,540	$12,323
8/24	$11,635	$12,420
9/24	$11,771	$12,543
10/24	$11,610	$12,360
11/24	$11,788	$12,573
12/24	$11,617	$12,390
1/25	$11,650	$12,452
2/25	$11,777	$12,576
3/25	$11,564	$12,363
4/25	$11,510	$12,263
5/25	$11,431	$12,271
6/25	$11,519	$12,347
7/25	$11,614	$12,322

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(0.95)%	(0.16)%	1.51%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(1.92)%	(0.16)%	1.51%
Bloomberg Municipal Bond Index	(0.00)%Footnote Reference*	0.13%	2.11%
Footnote	Description
Footnote*	Amount is less than 0.005% or (0.005)%, as applicable.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

AssetsNet	$ 709,154,535
Holdings Count | Holding	482
Advisory Fees Paid, Amount	$ 3,800,636
InvestmentCompanyPortfolioTurnover	152.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$709,154,535
# of Portfolio Holdings	482
Portfolio Turnover Rate	152%
Total Advisory Fees Paid	$3,800,636

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	7.7%
B	0.8%
BB	7.2%
BBB	6.1%
A	16.1%
AA	48.9%
AAA	13.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.7%
Other Revenue	4.0%
Industrial Development Revenue	4.3%
Water and Sewer	4.8%
Special Tax Revenue	4.9%
Education	7.2%
Senior Living/Life Care	7.7%
Hospital	9.6%
Housing	9.7%
Transportation	10.0%
General Obligations	32.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000100971
Shareholder Report [Line Items]
Fund Name	Eaton Vance Municipal Opportunities Fund
Class Name	Class I
Trading Symbol	EMOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Municipal Opportunities Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.67%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments — contributed to returns

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds during the period, also contributed

↑ Security selections in the hospital sector helped returns during the period

↓ An overweight exposure to bonds with 17+ years to maturity detracted from performance relative to the Index during the period

↓ An overweight exposure to bonds with coupon rates of 4.00% to 4.99% also detracted from performance relative to the Index

↓ Security selections in the water and sewer sector hurt returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index
7/15	$1,000,000	$1,000,000
8/15	$1,001,809	$1,001,964
9/15	$1,013,428	$1,009,222
10/15	$1,018,953	$1,013,234
11/15	$1,027,111	$1,017,263
12/15	$1,034,273	$1,024,410
1/16	$1,049,160	$1,036,633
2/16	$1,050,052	$1,038,263
3/16	$1,056,995	$1,041,552
4/16	$1,065,767	$1,049,211
5/16	$1,069,141	$1,052,048
6/16	$1,089,462	$1,068,785
7/16	$1,089,458	$1,069,438
8/16	$1,093,009	$1,070,881
9/16	$1,090,328	$1,065,536
10/16	$1,077,832	$1,054,357
11/16	$1,033,304	$1,015,035
12/16	$1,040,787	$1,026,951
1/17	$1,046,449	$1,033,721
2/17	$1,054,089	$1,040,899
3/17	$1,058,977	$1,043,159
4/17	$1,070,165	$1,050,728
5/17	$1,085,813	$1,067,404
6/17	$1,083,322	$1,063,576
7/17	$1,092,604	$1,072,181
8/17	$1,102,745	$1,080,340
9/17	$1,100,963	$1,074,847
10/17	$1,100,060	$1,077,471
11/17	$1,095,550	$1,071,702
12/17	$1,104,920	$1,082,903
1/18	$1,093,261	$1,070,154
2/18	$1,090,025	$1,066,957
3/18	$1,093,161	$1,070,895
4/18	$1,090,870	$1,067,073
5/18	$1,103,321	$1,079,292
6/18	$1,105,683	$1,080,214
7/18	$1,110,859	$1,082,835
8/18	$1,112,275	$1,085,616
9/18	$1,107,189	$1,078,587
10/18	$1,100,236	$1,071,945
11/18	$1,109,284	$1,083,810
12/18	$1,119,301	$1,096,787
1/19	$1,130,220	$1,105,077
2/19	$1,136,485	$1,110,994
3/19	$1,149,250	$1,128,557
4/19	$1,152,604	$1,132,798
5/19	$1,167,313	$1,148,415
6/19	$1,172,541	$1,152,656
7/19	$1,179,590	$1,161,945
8/19	$1,195,298	$1,180,273
9/19	$1,188,062	$1,170,812
10/19	$1,188,402	$1,172,910
11/19	$1,191,603	$1,175,844
12/19	$1,194,807	$1,179,433
1/20	$1,216,296	$1,200,624
2/20	$1,235,108	$1,216,107
3/20	$1,155,043	$1,171,995
4/20	$1,121,526	$1,157,286
5/20	$1,158,020	$1,194,101
6/20	$1,187,892	$1,203,929
7/20	$1,210,897	$1,224,206
8/20	$1,211,300	$1,218,462
9/20	$1,210,906	$1,218,720
10/20	$1,209,486	$1,215,059
11/20	$1,229,751	$1,233,396
12/20	$1,245,936	$1,240,909
1/21	$1,265,315	$1,248,817
2/21	$1,249,655	$1,228,975
3/21	$1,254,710	$1,236,554
4/21	$1,265,511	$1,246,926
5/21	$1,272,283	$1,250,646
6/21	$1,279,076	$1,254,080
7/21	$1,290,801	$1,264,481
8/21	$1,286,599	$1,259,841
9/21	$1,275,456	$1,250,749
10/21	$1,271,293	$1,247,091
11/21	$1,281,331	$1,257,708
12/21	$1,282,686	$1,259,737
1/22	$1,250,806	$1,225,254
2/22	$1,242,691	$1,220,865
3/22	$1,207,840	$1,181,288
4/22	$1,175,194	$1,148,614
5/22	$1,181,713	$1,165,677
6/22	$1,159,417	$1,146,585
7/22	$1,184,695	$1,176,880
8/22	$1,163,573	$1,151,087
9/22	$1,125,616	$1,106,907
10/22	$1,115,823	$1,097,702
11/22	$1,159,679	$1,149,045
12/22	$1,159,801	$1,152,335
1/23	$1,191,724	$1,185,436
2/23	$1,169,634	$1,158,630
3/23	$1,189,759	$1,184,338
4/23	$1,188,748	$1,181,632
5/23	$1,182,393	$1,171,393
6/23	$1,192,145	$1,183,127
7/23	$1,195,386	$1,187,807
8/23	$1,179,427	$1,170,707
9/23	$1,149,523	$1,136,395
10/23	$1,133,582	$1,126,725
11/23	$1,203,085	$1,198,251
12/23	$1,232,603	$1,226,100
1/24	$1,235,169	$1,219,838
2/24	$1,235,513	$1,221,405
3/24	$1,239,110	$1,221,366
4/24	$1,228,471	$1,206,240
5/24	$1,229,879	$1,202,702
6/24	$1,250,087	$1,221,137
7/24	$1,261,462	$1,232,267
8/24	$1,273,997	$1,241,985
9/24	$1,289,957	$1,254,260
10/24	$1,273,488	$1,235,972
11/24	$1,293,982	$1,257,322
12/24	$1,276,340	$1,239,017
1/25	$1,281,096	$1,245,227
2/25	$1,296,038	$1,257,574
3/25	$1,272,603	$1,236,261
4/25	$1,267,637	$1,226,301
5/25	$1,261,158	$1,227,089
6/25	$1,271,890	$1,234,728
7/25	$1,263,196	$1,232,234

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	0.14%	0.85%	2.36%
Bloomberg Municipal Bond Index	(0.00)%Footnote Reference*	0.13%	2.11%
Footnote	Description
Footnote*	Amount is less than 0.005% or (0.005)%, as applicable.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

AssetsNet	$ 709,154,535
Holdings Count | Holding	482
Advisory Fees Paid, Amount	$ 3,800,636
InvestmentCompanyPortfolioTurnover	152.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$709,154,535
# of Portfolio Holdings	482
Portfolio Turnover Rate	152%
Total Advisory Fees Paid	$3,800,636

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	7.7%
B	0.8%
BB	7.2%
BBB	6.1%
A	16.1%
AA	48.9%
AAA	13.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.7%
Other Revenue	4.0%
Industrial Development Revenue	4.3%
Water and Sewer	4.8%
Special Tax Revenue	4.9%
Education	7.2%
Senior Living/Life Care	7.7%
Hospital	9.6%
Housing	9.7%
Transportation	10.0%
General Obligations	32.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013127
Shareholder Report [Line Items]
Fund Name	Eaton Vance New Jersey Municipal Income Fund
Class Name	Class A
Trading Symbol	ETNJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance New Jersey Municipal Income Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.74%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position and security selections in bonds with 22+ years remaining to maturity detracted from Index-relative returns during the period

↓ An overweight position and security selections in bonds with 4.00% to 4.99% coupon rates also hurt performance

↓ An overweight exposure to bonds rated BBB and below hurt returns during a period when lower-rated bonds generally underperformed higher-rated bonds

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments — contributed to returns

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds during the period, also contributed

↑ Security selections in the special tax sector contributed to returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg New Jersey Municipal Bond Index
7/15	$9,675	$10,000	$10,000
8/15	$9,683	$10,020	$9,898
9/15	$9,766	$10,092	$10,013
10/15	$9,806	$10,132	$10,084
11/15	$9,857	$10,173	$10,163
12/15	$9,951	$10,244	$10,302
1/16	$10,056	$10,366	$10,456
2/16	$10,043	$10,383	$10,445
3/16	$10,105	$10,416	$10,509
4/16	$10,167	$10,492	$10,620
5/16	$10,196	$10,520	$10,657
6/16	$10,334	$10,688	$10,891
7/16	$10,331	$10,694	$10,919
8/16	$10,383	$10,709	$10,987
9/16	$10,358	$10,655	$10,942
10/16	$10,289	$10,544	$10,800
11/16	$9,924	$10,150	$10,304
12/16	$10,008	$10,270	$10,375
1/17	$10,004	$10,337	$10,445
2/17	$10,056	$10,409	$10,544
3/17	$10,097	$10,432	$10,562
4/17	$10,182	$10,507	$10,617
5/17	$10,335	$10,674	$10,822
6/17	$10,321	$10,636	$10,786
7/17	$10,373	$10,722	$10,896
8/17	$10,461	$10,803	$11,064
9/17	$10,448	$10,748	$11,101
10/17	$10,445	$10,775	$11,139
11/17	$10,420	$10,717	$11,105
12/17	$10,485	$10,829	$11,222
1/18	$10,389	$10,702	$11,091
2/18	$10,362	$10,670	$11,061
3/18	$10,403	$10,709	$11,107
4/18	$10,376	$10,671	$11,082
5/18	$10,487	$10,793	$11,211
6/18	$10,516	$10,802	$11,241
7/18	$10,570	$10,828	$11,317
8/18	$10,599	$10,856	$11,353
9/18	$10,535	$10,786	$11,279
10/18	$10,482	$10,719	$11,192
11/18	$10,582	$10,838	$11,309
12/18	$10,693	$10,968	$11,462
1/19	$10,779	$11,051	$11,560
2/19	$10,843	$11,110	$11,632
3/19	$11,013	$11,286	$11,853
4/19	$11,064	$11,328	$11,900
5/19	$11,223	$11,484	$12,114
6/19	$11,285	$11,527	$12,175
7/19	$11,383	$11,619	$12,301
8/19	$11,613	$11,803	$12,525
9/19	$11,518	$11,708	$12,400
10/19	$11,519	$11,729	$12,415
11/19	$11,534	$11,758	$12,460
12/19	$11,561	$11,794	$12,514
1/20	$11,808	$12,006	$12,769
2/20	$11,994	$12,161	$12,952
3/20	$11,461	$11,720	$12,072
4/20	$11,195	$11,573	$11,800
5/20	$11,603	$11,941	$12,097
6/20	$11,704	$12,039	$12,426
7/20	$11,916	$12,242	$12,819
8/20	$11,893	$12,185	$12,831
9/20	$11,907	$12,187	$12,808
10/20	$11,882	$12,151	$12,761
11/20	$12,070	$12,334	$13,039
12/20	$12,183	$12,409	$13,215
1/21	$12,307	$12,488	$13,403
2/21	$12,082	$12,290	$13,197
3/21	$12,144	$12,366	$13,281
4/21	$12,244	$12,469	$13,425
5/21	$12,293	$12,506	$13,476
6/21	$12,330	$12,541	$13,544
7/21	$12,428	$12,645	$13,686
8/21	$12,375	$12,598	$13,648
9/21	$12,272	$12,507	$13,549
10/21	$12,245	$12,471	$13,469
11/21	$12,341	$12,577	$13,592
12/21	$12,345	$12,597	$13,626
1/22	$12,020	$12,253	$13,217
2/22	$11,938	$12,209	$13,137
3/22	$11,586	$11,813	$12,695
4/22	$11,222	$11,486	$12,317
5/22	$11,309	$11,657	$12,501
6/22	$11,139	$11,466	$12,317
7/22	$11,421	$11,769	$12,684
8/22	$11,134	$11,511	$12,410
9/22	$10,743	$11,069	$11,901
10/22	$10,652	$10,977	$11,800
11/22	$11,121	$11,490	$12,386
12/22	$11,135	$11,523	$12,408
1/23	$11,423	$11,854	$12,820
2/23	$11,175	$11,586	$12,542
3/23	$11,399	$11,843	$12,847
4/23	$11,401	$11,816	$12,814
5/23	$11,310	$11,714	$12,727
6/23	$11,405	$11,831	$12,854
7/23	$11,433	$11,878	$12,930
8/23	$11,326	$11,707	$12,759
9/23	$11,060	$11,364	$12,413
10/23	$10,941	$11,267	$12,302
11/23	$11,519	$11,983	$13,055
12/23	$11,763	$12,261	$13,366
1/24	$11,737	$12,198	$13,309
2/24	$11,739	$12,214	$13,333
3/24	$11,728	$12,214	$13,326
4/24	$11,609	$12,062	$13,168
5/24	$11,599	$12,027	$13,125
6/24	$11,768	$12,211	$13,325
7/24	$11,868	$12,323	$13,453
8/24	$11,955	$12,420	$13,569
9/24	$12,084	$12,543	$13,697
10/24	$11,923	$12,360	$13,513
11/24	$12,122	$12,573	$13,742
12/24	$11,974	$12,390	$13,548
1/25	$11,964	$12,452	$13,651
2/25	$12,081	$12,576	$13,774
3/25	$11,847	$12,363	$13,531
4/25	$11,782	$12,263	$13,420
5/25	$11,646	$12,271	$13,429
6/25	$11,735	$12,347	$13,516
7/25	$11,670	$12,322	$13,528

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	(1.67)%	(0.42)%	1.89%
Class A with 3.25% Maximum Sales Charge	(4.87)%	(1.06)%	1.55%
Bloomberg Municipal Bond Index	(0.00)%Footnote Reference*	0.13%	2.11%
Bloomberg New Jersey Municipal Bond Index	0.56%	1.08%	3.07%
Footnote	Description
Footnote*	Amount is less than 0.005% or (0.005)%, as applicable.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

AssetsNet	$ 144,418,537
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 556,312
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$144,418,537
# of Portfolio Holdings	107
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$556,312

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.0%
BB	0.1%
BBB	12.7%
A	14.8%
AA	58.4%
AAA	10.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.6%
Water and Sewer	3.6%
Housing	4.0%
Industrial Development Revenue	5.6%
Lease Rev./Cert. of Participation	6.2%
Hospital	8.5%
Special Tax Revenue	10.8%
Education	12.2%
Transportation	15.2%
General Obligations	26.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013129
Shareholder Report [Line Items]
Fund Name	Eaton Vance New Jersey Municipal Income Fund
Class Name	Class C
Trading Symbol	ECNJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance New Jersey Municipal Income Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$147	1.49%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position and security selections in bonds with 22+ years remaining to maturity detracted from Index-relative returns during the period

↓ An overweight position and security selections in bonds with 4.00% to 4.99% coupon rates also hurt performance

↓ An overweight exposure to bonds rated BBB and below hurt returns during a period when lower-rated bonds generally underperformed higher-rated bonds

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments — contributed to returns

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds during the period, also contributed

↑ Security selections in the special tax sector contributed to returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg New Jersey Municipal Bond Index
7/15	$10,000	$10,000	$10,000
8/15	$10,003	$10,020	$9,898
9/15	$10,090	$10,092	$10,013
10/15	$10,125	$10,132	$10,084
11/15	$10,160	$10,173	$10,163
12/15	$10,258	$10,244	$10,302
1/16	$10,356	$10,366	$10,456
2/16	$10,339	$10,383	$10,445
3/16	$10,395	$10,416	$10,509
4/16	$10,461	$10,492	$10,620
5/16	$10,474	$10,520	$10,657
6/16	$10,615	$10,688	$10,891
7/16	$10,597	$10,694	$10,919
8/16	$10,652	$10,709	$10,987
9/16	$10,612	$10,655	$10,942
10/16	$10,539	$10,544	$10,800
11/16	$10,154	$10,150	$10,304
12/16	$10,231	$10,270	$10,375
1/17	$10,222	$10,337	$10,445
2/17	$10,268	$10,409	$10,544
3/17	$10,303	$10,432	$10,562
4/17	$10,392	$10,507	$10,617
5/17	$10,536	$10,674	$10,822
6/17	$10,517	$10,636	$10,786
7/17	$10,563	$10,722	$10,896
8/17	$10,643	$10,803	$11,064
9/17	$10,625	$10,748	$11,101
10/17	$10,617	$10,775	$11,139
11/17	$10,576	$10,717	$11,105
12/17	$10,645	$10,829	$11,222
1/18	$10,547	$10,702	$11,091
2/18	$10,504	$10,670	$11,061
3/18	$10,550	$10,709	$11,107
4/18	$10,507	$10,671	$11,082
5/18	$10,620	$10,793	$11,211
6/18	$10,633	$10,802	$11,241
7/18	$10,679	$10,828	$11,317
8/18	$10,713	$10,856	$11,353
9/18	$10,645	$10,786	$11,279
10/18	$10,577	$10,719	$11,192
11/18	$10,669	$10,838	$11,309
12/18	$10,771	$10,968	$11,462
1/19	$10,860	$11,051	$11,560
2/19	$10,916	$11,110	$11,632
3/19	$11,074	$11,286	$11,853
4/19	$11,118	$11,328	$11,900
5/19	$11,276	$11,484	$12,114
6/19	$11,330	$11,527	$12,175
7/19	$11,418	$11,619	$12,301
8/19	$11,644	$11,803	$12,525
9/19	$11,547	$11,708	$12,400
10/19	$11,542	$11,729	$12,415
11/19	$11,538	$11,758	$12,460
12/19	$11,570	$11,794	$12,514
1/20	$11,812	$12,006	$12,769
2/20	$11,985	$12,161	$12,952
3/20	$11,445	$11,720	$12,072
4/20	$11,173	$11,573	$11,800
5/20	$11,569	$11,941	$12,097
6/20	$11,659	$12,039	$12,426
7/20	$11,867	$12,242	$12,819
8/20	$11,840	$12,185	$12,831
9/20	$11,847	$12,187	$12,808
10/20	$11,806	$12,151	$12,761
11/20	$11,979	$12,334	$13,039
12/20	$12,105	$12,409	$13,215
1/21	$12,205	$12,488	$13,403
2/21	$11,986	$12,290	$13,197
3/21	$12,039	$12,366	$13,281
4/21	$12,129	$12,469	$13,425
5/21	$12,169	$12,506	$13,476
6/21	$12,186	$12,541	$13,544
7/21	$12,274	$12,645	$13,686
8/21	$12,230	$12,598	$13,648
9/21	$12,115	$12,507	$13,549
10/21	$12,084	$12,471	$13,469
11/21	$12,169	$12,577	$13,592
12/21	$12,166	$12,597	$13,626
1/22	$11,839	$12,253	$13,217
2/22	$11,756	$12,209	$13,137
3/22	$11,393	$11,813	$12,695
4/22	$11,031	$11,486	$12,317
5/22	$11,107	$11,657	$12,501
6/22	$10,929	$11,466	$12,317
7/22	$11,200	$11,769	$12,684
8/22	$10,912	$11,511	$12,410
9/22	$10,527	$11,069	$11,901
10/22	$10,435	$10,977	$11,800
11/22	$10,883	$11,490	$12,386
12/22	$10,877	$11,523	$12,408
1/23	$11,154	$11,854	$12,820
2/23	$10,916	$11,586	$12,542
3/23	$11,133	$11,843	$12,847
4/23	$11,129	$11,816	$12,814
5/23	$11,025	$11,714	$12,727
6/23	$11,121	$11,831	$12,854
7/23	$11,128	$11,878	$12,930
8/23	$11,023	$11,707	$12,759
9/23	$10,756	$11,364	$12,413
10/23	$10,627	$11,267	$12,302
11/23	$11,186	$11,983	$13,055
12/23	$11,419	$12,261	$13,366
1/24	$11,389	$12,198	$13,309
2/24	$11,373	$12,214	$13,333
3/24	$11,369	$12,214	$13,326
4/24	$11,240	$12,062	$13,168
5/24	$11,225	$12,027	$13,125
6/24	$11,376	$12,211	$13,325
7/24	$11,475	$12,323	$13,453
8/24	$11,537	$12,420	$13,569
9/24	$11,663	$12,543	$13,697
10/24	$11,508	$12,360	$13,513
11/24	$11,687	$12,573	$13,742
12/24	$11,531	$12,390	$13,548
1/25	$11,528	$12,452	$13,651
2/25	$11,631	$12,576	$13,774
3/25	$11,396	$12,363	$13,531
4/25	$11,317	$12,263	$13,420
5/25	$11,173	$12,271	$13,429
6/25	$11,276	$12,347	$13,516
7/25	$11,358	$12,322	$13,528

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(2.43)%	(1.16)%	1.28%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(3.38)%	(1.16)%	1.28%
Bloomberg Municipal Bond Index	(0.00)%Footnote Reference*	0.13%	2.11%
Bloomberg New Jersey Municipal Bond Index	0.56%	1.08%	3.07%
Footnote	Description
Footnote*	Amount is less than 0.005% or (0.005)%, as applicable.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

AssetsNet	$ 144,418,537
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 556,312
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$144,418,537
# of Portfolio Holdings	107
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$556,312

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.0%
BB	0.1%
BBB	12.7%
A	14.8%
AA	58.4%
AAA	10.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.6%
Water and Sewer	3.6%
Housing	4.0%
Industrial Development Revenue	5.6%
Lease Rev./Cert. of Participation	6.2%
Hospital	8.5%
Special Tax Revenue	10.8%
Education	12.2%
Transportation	15.2%
General Obligations	26.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000063948
Shareholder Report [Line Items]
Fund Name	Eaton Vance New Jersey Municipal Income Fund
Class Name	Class I
Trading Symbol	EINJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance New Jersey Municipal Income Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	0.54%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position and security selections in bonds with 22+ years remaining to maturity detracted from Index-relative returns during the period

↓ An overweight position and security selections in bonds with 4.00% to 4.99% coupon rates also hurt performance

↓ An overweight exposure to bonds rated BBB and below hurt returns during a period when lower-rated bonds generally underperformed higher-rated bonds

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments — contributed to returns

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds during the period, also contributed

↑ Security selections in the special tax sector contributed to returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg New Jersey Municipal Bond Index
7/15	$1,000,000	$1,000,000	$1,000,000
8/15	$1,002,120	$1,001,964	$989,819
9/15	$1,010,810	$1,009,222	$1,001,320
10/15	$1,015,142	$1,013,234	$1,008,356
11/15	$1,019,516	$1,017,263	$1,016,273
12/15	$1,029,364	$1,024,410	$1,030,161
1/16	$1,040,381	$1,036,633	$1,045,553
2/16	$1,040,364	$1,038,263	$1,044,535
3/16	$1,045,843	$1,041,552	$1,050,908
4/16	$1,053,508	$1,049,211	$1,061,951
5/16	$1,055,561	$1,052,048	$1,065,683
6/16	$1,071,134	$1,068,785	$1,089,090
7/16	$1,069,963	$1,069,438	$1,091,865
8/16	$1,076,576	$1,070,881	$1,098,667
9/16	$1,073,058	$1,065,536	$1,094,172
10/16	$1,066,098	$1,054,357	$1,079,989
11/16	$1,028,451	$1,015,035	$1,030,388
12/16	$1,037,354	$1,026,951	$1,037,452
1/17	$1,037,117	$1,033,721	$1,044,487
2/17	$1,042,642	$1,040,899	$1,054,410
3/17	$1,047,067	$1,043,159	$1,056,158
4/17	$1,057,272	$1,050,728	$1,061,706
5/17	$1,072,142	$1,067,404	$1,082,223
6/17	$1,070,821	$1,063,576	$1,078,610
7/17	$1,076,464	$1,072,181	$1,089,599
8/17	$1,085,735	$1,080,340	$1,106,357
9/17	$1,084,540	$1,074,847	$1,110,090
10/17	$1,084,473	$1,077,471	$1,113,851
11/17	$1,082,006	$1,071,702	$1,110,497
12/17	$1,090,133	$1,082,903	$1,122,166
1/18	$1,080,360	$1,070,154	$1,109,100
2/18	$1,076,505	$1,066,957	$1,106,114
3/18	$1,082,199	$1,070,895	$1,110,670
4/18	$1,079,527	$1,067,073	$1,108,177
5/18	$1,091,215	$1,079,292	$1,121,068
6/18	$1,093,287	$1,080,214	$1,124,076
7/18	$1,098,999	$1,082,835	$1,131,656
8/18	$1,102,238	$1,085,616	$1,135,257
9/18	$1,096,950	$1,078,587	$1,127,933
10/18	$1,090,396	$1,071,945	$1,119,165
11/18	$1,100,989	$1,083,810	$1,130,860
12/18	$1,112,802	$1,096,787	$1,146,164
1/19	$1,123,150	$1,105,077	$1,155,984
2/19	$1,128,720	$1,110,994	$1,163,207
3/19	$1,147,802	$1,128,557	$1,185,341
4/19	$1,152,106	$1,132,798	$1,189,970
5/19	$1,168,818	$1,148,415	$1,211,374
6/19	$1,175,531	$1,152,656	$1,217,467
7/19	$1,185,909	$1,161,945	$1,230,087
8/19	$1,210,052	$1,180,273	$1,252,462
9/19	$1,201,642	$1,170,812	$1,240,004
10/19	$1,201,967	$1,172,910	$1,241,507
11/19	$1,202,415	$1,175,844	$1,245,974
12/19	$1,206,764	$1,179,433	$1,251,360
1/20	$1,232,667	$1,200,624	$1,276,865
2/20	$1,250,986	$1,216,107	$1,295,204
3/20	$1,196,809	$1,171,995	$1,207,212
4/20	$1,167,996	$1,157,286	$1,180,023
5/20	$1,210,658	$1,194,101	$1,209,747
6/20	$1,221,345	$1,203,929	$1,242,566
7/20	$1,244,895	$1,224,206	$1,281,929
8/20	$1,242,650	$1,218,462	$1,283,139
9/20	$1,244,205	$1,218,720	$1,280,779
10/20	$1,240,482	$1,215,059	$1,276,128
11/20	$1,260,235	$1,233,396	$1,303,867
12/20	$1,273,420	$1,240,909	$1,321,454
1/21	$1,286,518	$1,248,817	$1,340,275
2/21	$1,263,102	$1,228,975	$1,319,690
3/21	$1,269,684	$1,236,554	$1,328,120
4/21	$1,281,560	$1,246,926	$1,342,468
5/21	$1,285,411	$1,250,646	$1,347,623
6/21	$1,289,385	$1,254,080	$1,354,448
7/21	$1,299,757	$1,264,481	$1,368,609
8/21	$1,295,665	$1,259,841	$1,364,800
9/21	$1,284,961	$1,250,749	$1,354,915
10/21	$1,282,236	$1,247,091	$1,346,929
11/21	$1,292,535	$1,257,708	$1,359,170
12/21	$1,293,198	$1,259,737	$1,362,597
1/22	$1,259,416	$1,225,254	$1,321,697
2/22	$1,251,077	$1,220,865	$1,313,690
3/22	$1,213,144	$1,181,288	$1,269,513
4/22	$1,176,597	$1,148,614	$1,231,651
5/22	$1,185,894	$1,165,677	$1,250,112
6/22	$1,166,932	$1,146,585	$1,231,743
7/22	$1,196,636	$1,176,880	$1,268,361
8/22	$1,166,803	$1,151,087	$1,240,988
9/22	$1,127,458	$1,106,907	$1,190,083
10/22	$1,118,075	$1,097,702	$1,179,973
11/22	$1,167,426	$1,149,045	$1,238,611
12/22	$1,167,697	$1,152,335	$1,240,829
1/23	$1,198,107	$1,185,436	$1,282,038
2/23	$1,173,676	$1,158,630	$1,254,159
3/23	$1,197,401	$1,184,338	$1,284,669
4/23	$1,197,750	$1,181,632	$1,281,403
5/23	$1,187,070	$1,171,393	$1,272,679
6/23	$1,198,622	$1,183,127	$1,285,439
7/23	$1,201,699	$1,187,807	$1,293,024
8/23	$1,190,779	$1,170,707	$1,275,900
9/23	$1,163,063	$1,136,395	$1,241,300
10/23	$1,150,723	$1,126,725	$1,230,169
11/23	$1,210,207	$1,198,251	$1,305,489
12/23	$1,237,380	$1,226,100	$1,336,583
1/24	$1,234,872	$1,219,838	$1,330,856
2/24	$1,235,308	$1,221,405	$1,333,270
3/24	$1,234,336	$1,221,366	$1,332,648
4/24	$1,220,633	$1,206,240	$1,316,821
5/24	$1,221,279	$1,202,702	$1,312,459
6/24	$1,237,752	$1,221,137	$1,332,459
7/24	$1,249,919	$1,232,267	$1,345,281
8/24	$1,257,811	$1,241,985	$1,356,869
9/24	$1,273,051	$1,254,260	$1,369,716
10/24	$1,256,373	$1,235,972	$1,351,310
11/24	$1,277,500	$1,257,322	$1,374,203
12/24	$1,260,700	$1,239,017	$1,354,842
1/25	$1,261,341	$1,245,227	$1,365,125
2/25	$1,273,790	$1,257,574	$1,377,361
3/25	$1,247,965	$1,236,261	$1,353,130
4/25	$1,241,319	$1,226,301	$1,342,048
5/25	$1,227,209	$1,227,089	$1,342,909
6/25	$1,238,316	$1,234,728	$1,351,590
7/25	$1,231,587	$1,232,234	$1,352,845

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	(1.47)%	(0.21)%	2.10%
Bloomberg Municipal Bond Index	(0.00)%Footnote Reference*	0.13%	2.11%
Bloomberg New Jersey Municipal Bond Index	0.56%	1.08%	3.07%
Footnote	Description
Footnote*	Amount is less than 0.005% or (0.005)%, as applicable.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

AssetsNet	$ 144,418,537
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 556,312
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$144,418,537
# of Portfolio Holdings	107
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$556,312

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.0%
BB	0.1%
BBB	12.7%
A	14.8%
AA	58.4%
AAA	10.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.6%
Water and Sewer	3.6%
Housing	4.0%
Industrial Development Revenue	5.6%
Lease Rev./Cert. of Participation	6.2%
Hospital	8.5%
Special Tax Revenue	10.8%
Education	12.2%
Transportation	15.2%
General Obligations	26.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013145
Shareholder Report [Line Items]
Fund Name	Eaton Vance Pennsylvania Municipal Income Fund
Class Name	Class A
Trading Symbol	ETPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Pennsylvania Municipal Income Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.75%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position and security selections in bonds with 22+ years remaining to maturity detracted from Index-relative returns during the period

↓ An overweight position and security selections in bonds with 4.00% to 4.99% coupon rates also hurt performance

↓ An overweight exposure to bonds rated BBB hurt returns as BBB rated securities were the worst performing rating category over the period

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments — contributed to returns

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds during the period, also contributed

↑ An underweight position and security selections in the leasing sector contributed to returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Pennsylvania Municipal Bond Index
7/15	$9,675	$10,000	$10,000
8/15	$9,707	$10,020	$10,028
9/15	$9,783	$10,092	$10,097
10/15	$9,815	$10,132	$10,129
11/15	$9,858	$10,173	$10,182
12/15	$9,934	$10,244	$10,255
1/16	$10,032	$10,366	$10,377
2/16	$10,019	$10,383	$10,391
3/16	$10,051	$10,416	$10,431
4/16	$10,115	$10,492	$10,505
5/16	$10,135	$10,520	$10,542
6/16	$10,290	$10,688	$10,713
7/16	$10,286	$10,694	$10,716
8/16	$10,305	$10,709	$10,729
9/16	$10,255	$10,655	$10,667
10/16	$10,172	$10,544	$10,556
11/16	$9,849	$10,150	$10,150
12/16	$9,937	$10,270	$10,280
1/17	$9,969	$10,337	$10,343
2/17	$10,022	$10,409	$10,412
3/17	$10,032	$10,432	$10,452
4/17	$10,098	$10,507	$10,530
5/17	$10,210	$10,674	$10,702
6/17	$10,184	$10,636	$10,690
7/17	$10,227	$10,722	$10,761
8/17	$10,294	$10,803	$10,849
9/17	$10,255	$10,748	$10,777
10/17	$10,252	$10,775	$10,813
11/17	$10,190	$10,717	$10,780
12/17	$10,258	$10,829	$10,899
1/18	$10,195	$10,702	$10,760
2/18	$10,180	$10,670	$10,718
3/18	$10,212	$10,709	$10,766
4/18	$10,197	$10,671	$10,730
5/18	$10,290	$10,793	$10,856
6/18	$10,323	$10,802	$10,869
7/18	$10,346	$10,828	$10,893
8/18	$10,370	$10,856	$10,932
9/18	$10,316	$10,786	$10,863
10/18	$10,263	$10,719	$10,787
11/18	$10,344	$10,838	$10,907
12/18	$10,439	$10,968	$11,058
1/19	$10,509	$11,051	$11,146
2/19	$10,566	$11,110	$11,213
3/19	$10,660	$11,286	$11,410
4/19	$10,693	$11,328	$11,462
5/19	$10,812	$11,484	$11,626
6/19	$10,867	$11,527	$11,674
7/19	$10,923	$11,619	$11,770
8/19	$11,078	$11,803	$11,976
9/19	$11,006	$11,708	$11,877
10/19	$11,009	$11,729	$11,903
11/19	$11,014	$11,758	$11,924
12/19	$11,045	$11,794	$11,969
1/20	$11,203	$12,006	$12,193
2/20	$11,335	$12,161	$12,365
3/20	$11,004	$11,720	$11,938
4/20	$10,878	$11,573	$11,739
5/20	$11,165	$11,941	$12,118
6/20	$11,232	$12,039	$12,220
7/20	$11,389	$12,242	$12,426
8/20	$11,336	$12,185	$12,382
9/20	$11,347	$12,187	$12,420
10/20	$11,319	$12,151	$12,380
11/20	$11,476	$12,334	$12,556
12/20	$11,554	$12,409	$12,619
1/21	$11,631	$12,488	$12,741
2/21	$11,445	$12,290	$12,529
3/21	$11,494	$12,366	$12,609
4/21	$11,597	$12,469	$12,715
5/21	$11,659	$12,506	$12,759
6/21	$11,695	$12,541	$12,806
7/21	$11,798	$12,645	$12,920
8/21	$11,755	$12,598	$12,868
9/21	$11,658	$12,507	$12,777
10/21	$11,641	$12,471	$12,732
11/21	$11,731	$12,577	$12,839
12/21	$11,754	$12,597	$12,853
1/22	$11,440	$12,253	$12,511
2/22	$11,370	$12,209	$12,466
3/22	$11,042	$11,813	$12,059
4/22	$10,699	$11,486	$11,721
5/22	$10,818	$11,657	$11,854
6/22	$10,639	$11,466	$11,656
7/22	$10,881	$11,769	$11,968
8/22	$10,646	$11,511	$11,715
9/22	$10,245	$11,069	$11,245
10/22	$10,134	$10,977	$11,141
11/22	$10,671	$11,490	$11,659
12/22	$10,642	$11,523	$11,690
1/23	$10,947	$11,854	$12,043
2/23	$10,657	$11,586	$11,781
3/23	$10,896	$11,843	$12,036
4/23	$10,884	$11,816	$12,012
5/23	$10,802	$11,714	$11,897
6/23	$10,918	$11,831	$12,034
7/23	$10,935	$11,878	$12,104
8/23	$10,796	$11,707	$11,899
9/23	$10,502	$11,364	$11,565
10/23	$10,321	$11,267	$11,456
11/23	$11,010	$11,983	$12,167
12/23	$11,272	$12,261	$12,467
1/24	$11,263	$12,198	$12,418
2/24	$11,268	$12,214	$12,447
3/24	$11,258	$12,214	$12,460
4/24	$11,162	$12,062	$12,309
5/24	$11,167	$12,027	$12,270
6/24	$11,333	$12,211	$12,460
7/24	$11,426	$12,323	$12,552
8/24	$11,490	$12,420	$12,646
9/24	$11,658	$12,543	$12,775
10/24	$11,474	$12,360	$12,606
11/24	$11,691	$12,573	$12,816
12/24	$11,505	$12,390	$12,630
1/25	$11,495	$12,452	$12,720
2/25	$11,624	$12,576	$12,824
3/25	$11,404	$12,363	$12,638
4/25	$11,304	$12,263	$12,514
5/25	$11,219	$12,271	$12,526
6/25	$11,285	$12,347	$12,598
7/25	$11,198	$12,322	$12,568

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	(1.99)%	(0.34)%	1.47%
Class A with 3.25% Maximum Sales Charge	(5.15)%	(0.98)%	1.14%
Bloomberg Municipal Bond Index	(0.00)%Footnote Reference*	0.13%	2.11%
Bloomberg Pennsylvania Municipal Bond Index	0.13%	0.23%	2.31%
Footnote	Description
Footnote*	Amount is less than 0.005% or (0.005)%, as applicable.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

AssetsNet	$ 161,713,335
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 620,600
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$161,713,335
# of Portfolio Holdings	123
Portfolio Turnover Rate	62%
Total Advisory Fees Paid	$620,600

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.8%
B	0.5%
BB	1.9%
BBB	9.7%
A	24.6%
AA	57.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	3.2%
Bond Bank	3.3%
Electric Utilities	4.5%
Lease Rev./Cert. of Participation	4.6%
Housing	5.2%
Senior Living/Life Care	5.8%
Special Tax Revenue	7.9%
Water and Sewer	9.3%
Education	12.2%
General Obligations	14.3%
Transportation	14.4%
Hospital	15.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013147
Shareholder Report [Line Items]
Fund Name	Eaton Vance Pennsylvania Municipal Income Fund
Class Name	Class C
Trading Symbol	ECPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Pennsylvania Municipal Income Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$148	1.50%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position and security selections in bonds with 22+ years remaining to maturity detracted from Index-relative returns during the period

↓ An overweight position and security selections in bonds with 4.00% to 4.99% coupon rates also hurt performance

↓ An overweight exposure to bonds rated BBB hurt returns as BBB rated securities were the worst performing rating category over the period

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments — contributed to returns

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds during the period, also contributed

↑ An underweight position and security selections in the leasing sector contributed to returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg Pennsylvania Municipal Bond Index
7/15	$10,000	$10,000	$10,000
8/15	$10,027	$10,020	$10,028
9/15	$10,098	$10,092	$10,097
10/15	$10,124	$10,132	$10,129
11/15	$10,161	$10,173	$10,182
12/15	$10,232	$10,244	$10,255
1/16	$10,324	$10,366	$10,377
2/16	$10,306	$10,383	$10,391
3/16	$10,332	$10,416	$10,431
4/16	$10,391	$10,492	$10,505
5/16	$10,405	$10,520	$10,542
6/16	$10,564	$10,688	$10,713
7/16	$10,544	$10,694	$10,716
8/16	$10,557	$10,709	$10,729
9/16	$10,502	$10,655	$10,667
10/16	$10,403	$10,544	$10,556
11/16	$10,078	$10,150	$10,150
12/16	$10,149	$10,270	$10,280
1/17	$10,187	$10,337	$10,343
2/17	$10,234	$10,409	$10,412
3/17	$10,238	$10,432	$10,452
4/17	$10,298	$10,507	$10,530
5/17	$10,403	$10,674	$10,702
6/17	$10,372	$10,636	$10,690
7/17	$10,409	$10,722	$10,761
8/17	$10,469	$10,803	$10,849
9/17	$10,426	$10,748	$10,777
10/17	$10,417	$10,775	$10,813
11/17	$10,351	$10,717	$10,780
12/17	$10,412	$10,829	$10,899
1/18	$10,345	$10,702	$10,760
2/18	$10,313	$10,670	$10,718
3/18	$10,340	$10,709	$10,766
4/18	$10,319	$10,671	$10,730
5/18	$10,406	$10,793	$10,856
6/18	$10,432	$10,802	$10,869
7/18	$10,449	$10,828	$10,893
8/18	$10,467	$10,856	$10,932
9/18	$10,410	$10,786	$10,863
10/18	$10,352	$10,719	$10,787
11/18	$10,426	$10,838	$10,907
12/18	$10,513	$10,968	$11,058
1/19	$10,575	$11,051	$11,146
2/19	$10,626	$11,110	$11,213
3/19	$10,724	$11,286	$11,410
4/19	$10,738	$11,328	$11,462
5/19	$10,860	$11,484	$11,626
6/19	$10,895	$11,527	$11,674
7/19	$10,956	$11,619	$11,770
8/19	$11,100	$11,803	$11,976
9/19	$11,024	$11,708	$11,877
10/19	$11,009	$11,729	$11,903
11/19	$11,020	$11,758	$11,924
12/19	$11,032	$11,794	$11,969
1/20	$11,203	$12,006	$12,193
2/20	$11,312	$12,161	$12,365
3/20	$10,987	$11,720	$11,938
4/20	$10,848	$11,573	$11,739
5/20	$11,130	$11,941	$12,118
6/20	$11,189	$12,039	$12,220
7/20	$11,334	$12,242	$12,426
8/20	$11,277	$12,185	$12,382
9/20	$11,281	$12,187	$12,420
10/20	$11,248	$12,151	$12,380
11/20	$11,393	$12,334	$12,556
12/20	$11,461	$12,409	$12,619
1/21	$11,528	$12,488	$12,741
2/21	$11,332	$12,290	$12,529
3/21	$11,372	$12,366	$12,609
4/21	$11,477	$12,469	$12,715
5/21	$11,529	$12,506	$12,759
6/21	$11,557	$12,541	$12,806
7/21	$11,649	$12,645	$12,920
8/21	$11,601	$12,598	$12,868
9/21	$11,502	$12,507	$12,777
10/21	$11,467	$12,471	$12,732
11/21	$11,559	$12,577	$12,839
12/21	$11,575	$12,597	$12,853
1/22	$11,257	$12,253	$12,511
2/22	$11,185	$12,209	$12,466
3/22	$10,854	$11,813	$12,059
4/22	$10,510	$11,486	$11,721
5/22	$10,617	$11,657	$11,854
6/22	$10,441	$11,466	$11,656
7/22	$10,678	$11,769	$11,968
8/22	$10,424	$11,511	$11,715
9/22	$10,026	$11,069	$11,245
10/22	$9,915	$10,977	$11,141
11/22	$10,430	$11,490	$11,659
12/22	$10,397	$11,523	$11,690
1/23	$10,692	$11,854	$12,043
2/23	$10,400	$11,586	$11,781
3/23	$10,633	$11,843	$12,036
4/23	$10,616	$11,816	$12,012
5/23	$10,521	$11,714	$11,897
6/23	$10,624	$11,831	$12,034
7/23	$10,634	$11,878	$12,104
8/23	$10,498	$11,707	$11,899
9/23	$10,203	$11,364	$11,565
10/23	$10,014	$11,267	$11,456
11/23	$10,683	$11,983	$12,167
12/23	$10,936	$12,261	$12,467
1/24	$10,921	$12,198	$12,418
2/24	$10,920	$12,214	$12,447
3/24	$10,906	$12,214	$12,460
4/24	$10,797	$12,062	$12,309
5/24	$10,796	$12,027	$12,270
6/24	$10,959	$12,211	$12,460
7/24	$11,040	$12,323	$12,552
8/24	$11,093	$12,420	$12,646
9/24	$11,245	$12,543	$12,775
10/24	$11,067	$12,360	$12,606
11/24	$11,264	$12,573	$12,816
12/24	$11,071	$12,390	$12,630
1/25	$11,069	$12,452	$12,720
2/25	$11,170	$12,576	$12,824
3/25	$10,960	$12,363	$12,638
4/25	$10,862	$12,263	$12,514
5/25	$10,777	$12,271	$12,526
6/25	$10,833	$12,347	$12,598
7/25	$10,891	$12,322	$12,568

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(2.77)%	(1.08)%	0.86%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(3.72)%	(1.08)%	0.86%
Bloomberg Municipal Bond Index	(0.00)%Footnote Reference*	0.13%	2.11%
Bloomberg Pennsylvania Municipal Bond Index	0.13%	0.23%	2.31%
Footnote	Description
Footnote*	Amount is less than 0.005% or (0.005)%, as applicable.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

AssetsNet	$ 161,713,335
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 620,600
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$161,713,335
# of Portfolio Holdings	123
Portfolio Turnover Rate	62%
Total Advisory Fees Paid	$620,600

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.8%
B	0.5%
BB	1.9%
BBB	9.7%
A	24.6%
AA	57.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	3.2%
Bond Bank	3.3%
Electric Utilities	4.5%
Lease Rev./Cert. of Participation	4.6%
Housing	5.2%
Senior Living/Life Care	5.8%
Special Tax Revenue	7.9%
Water and Sewer	9.3%
Education	12.2%
General Obligations	14.3%
Transportation	14.4%
Hospital	15.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000063951
Shareholder Report [Line Items]
Fund Name	Eaton Vance Pennsylvania Municipal Income Fund
Class Name	Class I
Trading Symbol	EIPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Pennsylvania Municipal Income Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	0.55%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position and security selections in bonds with 22+ years remaining to maturity detracted from Index-relative returns during the period

↓ An overweight position and security selections in bonds with 4.00% to 4.99% coupon rates also hurt performance

↓ An overweight exposure to bonds rated BBB hurt returns as BBB rated securities were the worst performing rating category over the period

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments — contributed to returns

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds during the period, also contributed

↑ An underweight position and security selections in the leasing sector contributed to returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg Pennsylvania Municipal Bond Index
7/15	$1,000,000	$1,000,000	$1,000,000
8/15	$1,003,471	$1,001,964	$1,002,805
9/15	$1,011,478	$1,009,222	$1,009,653
10/15	$1,014,936	$1,013,234	$1,012,881
11/15	$1,018,379	$1,017,263	$1,018,188
12/15	$1,026,399	$1,024,410	$1,025,549
1/16	$1,036,721	$1,036,633	$1,037,747
2/16	$1,035,550	$1,038,263	$1,039,062
3/16	$1,040,142	$1,041,552	$1,043,099
4/16	$1,045,835	$1,049,211	$1,050,531
5/16	$1,049,242	$1,052,048	$1,054,239
6/16	$1,065,335	$1,068,785	$1,071,258
7/16	$1,064,024	$1,069,438	$1,071,637
8/16	$1,067,277	$1,070,881	$1,072,893
9/16	$1,062,359	$1,065,536	$1,066,651
10/16	$1,052,749	$1,054,357	$1,055,566
11/16	$1,019,634	$1,015,035	$1,015,034
12/16	$1,028,899	$1,026,951	$1,027,972
1/17	$1,032,423	$1,033,721	$1,034,250
2/17	$1,038,093	$1,040,899	$1,041,221
3/17	$1,040,456	$1,043,159	$1,045,172
4/17	$1,046,232	$1,050,728	$1,053,046
5/17	$1,058,057	$1,067,404	$1,070,239
6/17	$1,055,480	$1,063,576	$1,068,957
7/17	$1,060,171	$1,072,181	$1,076,087
8/17	$1,067,277	$1,080,340	$1,084,885
9/17	$1,064,687	$1,074,847	$1,077,696
10/17	$1,063,315	$1,077,471	$1,081,284
11/17	$1,058,276	$1,071,702	$1,077,961
12/17	$1,064,276	$1,082,903	$1,089,852
1/18	$1,059,178	$1,070,154	$1,076,001
2/18	$1,056,556	$1,066,957	$1,071,791
3/18	$1,060,116	$1,070,895	$1,076,587
4/18	$1,058,689	$1,067,073	$1,073,014
5/18	$1,068,582	$1,079,292	$1,085,572
6/18	$1,072,128	$1,080,214	$1,086,905
7/18	$1,074,745	$1,082,835	$1,089,298
8/18	$1,077,373	$1,085,616	$1,093,151
9/18	$1,072,036	$1,078,587	$1,086,321
10/18	$1,067,961	$1,071,945	$1,078,712
11/18	$1,075,324	$1,083,810	$1,090,657
12/18	$1,085,344	$1,096,787	$1,105,799
1/19	$1,092,765	$1,105,077	$1,114,648
2/19	$1,098,853	$1,110,994	$1,121,317
3/19	$1,110,128	$1,128,557	$1,141,025
4/19	$1,112,409	$1,132,798	$1,146,215
5/19	$1,124,938	$1,148,415	$1,162,610
6/19	$1,130,850	$1,152,656	$1,167,392
7/19	$1,138,195	$1,161,945	$1,176,981
8/19	$1,153,192	$1,180,273	$1,197,554
9/19	$1,145,839	$1,170,812	$1,187,731
10/19	$1,146,394	$1,172,910	$1,190,269
11/19	$1,147,056	$1,175,844	$1,192,400
12/19	$1,150,567	$1,179,433	$1,196,927
1/20	$1,168,438	$1,200,624	$1,219,327
2/20	$1,181,005	$1,216,107	$1,236,506
3/20	$1,146,844	$1,171,995	$1,193,826
4/20	$1,133,963	$1,157,286	$1,173,905
5/20	$1,163,941	$1,194,101	$1,211,808
6/20	$1,171,113	$1,203,929	$1,222,007
7/20	$1,187,646	$1,224,206	$1,242,576
8/20	$1,183,730	$1,218,462	$1,238,159
9/20	$1,183,724	$1,218,720	$1,241,976
10/20	$1,181,053	$1,215,059	$1,238,019
11/20	$1,197,598	$1,233,396	$1,255,556
12/20	$1,207,270	$1,240,909	$1,261,909
1/21	$1,214,127	$1,248,817	$1,274,144
2/21	$1,194,960	$1,228,975	$1,252,872
3/21	$1,200,257	$1,236,554	$1,260,882
4/21	$1,211,151	$1,246,926	$1,271,508
5/21	$1,217,822	$1,250,646	$1,275,885
6/21	$1,221,791	$1,254,080	$1,280,613
7/21	$1,232,755	$1,264,481	$1,291,953
8/21	$1,228,456	$1,259,841	$1,286,831
9/21	$1,218,556	$1,250,749	$1,277,717
10/21	$1,216,998	$1,247,091	$1,273,189
11/21	$1,228,034	$1,257,708	$1,283,904
12/21	$1,229,273	$1,259,737	$1,285,280
1/22	$1,196,769	$1,225,254	$1,251,058
2/22	$1,191,068	$1,220,865	$1,246,631
3/22	$1,155,599	$1,181,288	$1,205,882
4/22	$1,120,052	$1,148,614	$1,172,079
5/22	$1,132,684	$1,165,677	$1,185,400
6/22	$1,114,146	$1,146,585	$1,165,556
7/22	$1,139,676	$1,176,880	$1,196,821
8/22	$1,115,338	$1,151,087	$1,171,491
9/22	$1,073,698	$1,106,907	$1,124,508
10/22	$1,062,252	$1,097,702	$1,114,124
11/22	$1,118,478	$1,149,045	$1,165,919
12/22	$1,115,738	$1,152,335	$1,168,959
1/23	$1,147,704	$1,185,436	$1,204,308
2/23	$1,117,619	$1,158,630	$1,178,077
3/23	$1,142,794	$1,184,338	$1,203,585
4/23	$1,141,767	$1,181,632	$1,201,154
5/23	$1,133,431	$1,171,393	$1,189,659
6/23	$1,144,227	$1,183,127	$1,203,424
7/23	$1,147,679	$1,187,807	$1,210,430
8/23	$1,133,412	$1,170,707	$1,189,893
9/23	$1,102,826	$1,136,395	$1,156,549
10/23	$1,082,574	$1,126,725	$1,145,575
11/23	$1,156,420	$1,198,251	$1,216,651
12/23	$1,184,025	$1,226,100	$1,246,702
1/24	$1,183,226	$1,219,838	$1,241,841
2/24	$1,183,972	$1,221,405	$1,244,653
3/24	$1,183,207	$1,221,366	$1,246,008
4/24	$1,171,834	$1,206,240	$1,230,898
5/24	$1,174,094	$1,202,702	$1,227,003
6/24	$1,191,647	$1,221,137	$1,245,996
7/24	$1,201,633	$1,232,267	$1,255,204
8/24	$1,208,550	$1,241,985	$1,264,636
9/24	$1,226,409	$1,254,260	$1,277,505
10/24	$1,207,274	$1,235,972	$1,260,600
11/24	$1,230,247	$1,257,322	$1,281,555
12/24	$1,211,016	$1,239,017	$1,262,983
1/25	$1,210,151	$1,245,227	$1,272,032
2/25	$1,223,860	$1,257,574	$1,282,406
3/25	$1,201,000	$1,236,261	$1,263,754
4/25	$1,190,774	$1,226,301	$1,251,378
5/25	$1,182,058	$1,227,089	$1,252,639
6/25	$1,189,179	$1,234,728	$1,259,807
7/25	$1,180,355	$1,232,234	$1,256,778

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	(1.77)%	(0.12)%	1.67%
Bloomberg Municipal Bond Index	(0.00)%Footnote Reference*	0.13%	2.11%
Bloomberg Pennsylvania Municipal Bond Index	0.13%	0.23%	2.31%
Footnote	Description
Footnote*	Amount is less than 0.005% or (0.005)%, as applicable.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

AssetsNet	$ 161,713,335
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 620,600
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$161,713,335
# of Portfolio Holdings	123
Portfolio Turnover Rate	62%
Total Advisory Fees Paid	$620,600

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.8%
B	0.5%
BB	1.9%
BBB	9.7%
A	24.6%
AA	57.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	3.2%
Bond Bank	3.3%
Electric Utilities	4.5%
Lease Rev./Cert. of Participation	4.6%
Housing	5.2%
Senior Living/Life Care	5.8%
Special Tax Revenue	7.9%
Water and Sewer	9.3%
Education	12.2%
General Obligations	14.3%
Transportation	14.4%
Hospital	15.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122